MCR-Q3

Quarterly Report
August 31, 2025
MFS®  Charter Income Trust

Portfolio of Investments
8/31/25 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer		Shares/Par	Value ($)
Bonds – 128.1%
Aerospace & Defense – 2.3%
Axon Enterprise, Inc., 6.125%, 3/15/2030 (n)		$711,000	$730,496
Axon Enterprise, Inc., 6.25%, 3/15/2033 (n)		229,000	236,720
Boeing Co., 6.388%, 5/01/2031		26,000	28,238
Boeing Co., 5.805%, 5/01/2050		83,000	79,816
Bombardier, Inc., 7.5%, 2/01/2029 (n)		266,000	277,596
Bombardier, Inc., 8.75%, 11/15/2030 (n)		287,000	309,296
Bombardier, Inc., 7.25%, 7/01/2031 (n)		311,000	327,883
Bombardier, Inc., 7%, 6/01/2032 (n)		244,000	254,778
Bombardier, Inc., 6.75%, 6/15/2033 (n)		308,000	320,277
Huntington Ingalls Industries, Inc., 5.749%, 1/15/2035		67,000	69,495
TransDigm, Inc., 4.625%, 1/15/2029		926,000	906,105
TransDigm, Inc., 6.375%, 3/01/2029 (n)		650,000	665,492
TransDigm, Inc., 6.875%, 12/15/2030 (n)		1,124,000	1,165,582
TransDigm, Inc., 6.375%, 5/31/2033 (n)		1,062,000	1,076,113
			$6,447,887
Asset-Backed & Securitized – 3.3%
3650R Commercial Mortgage Trust, 2021-PF1, “XA”, 1.109%, 11/15/2054 (i)		$3,705,182	$139,759
ACREC 2021-FL1 Ltd., “C”, FLR, 6.624% ((SOFR - 1mo. + 0.11448%) + 2.15%), 10/16/2036 (n)		229,500	229,578
Angel Oak Mortgage Trust, 2024-12, “A1”, 5.653%, 10/25/2069 (n)		186,694	187,806
Angel Oak Mortgage Trust, 2024-9, “A1”, 5.138%, 9/25/2069 (n)		206,397	205,988
Angel Oak Mortgage Trust, 2025-1, “A2”, 5.844%, 1/25/2070 (n)		89,881	90,535
Arbor Realty Trust, Inc., CLO, 2022-FL1, “D”, FLR, 7.342% (SOFR - 30 day + 3%), 1/15/2037 (n)		208,000	207,496
AREIT 2022-CRE6 Trust, “C”, FLR, 6.491% (SOFR - 30 day + 2.15%), 1/20/2037 (n)		100,000	98,750
AREIT 2022-CRE6 Trust, “D”, FLR, 7.192% (SOFR - 30 day + 2.85%), 1/20/2037 (n)		100,000	97,750
ARI Fleet Lease Trust, 2023-B, “A2”, 6.05%, 7/15/2032 (n)		45,408	45,786
Bayview Financial Revolving Mortgage Loan Trust, FLR, 6.037% ((SOFR - 1mo. + 0.11448%) + 1.6%), 12/28/2040 (n)		56,639	120,340
BBCMS Mortgage Trust, 2020-C7, “XA”, 1.705%, 4/15/2053 (i)		1,905,822	89,245
BBCMS Mortgage Trust, 2021-C10, “XA”, 1.329%, 7/15/2054 (i)		914,940	47,222
BBCMS Mortgage Trust, 2021-C9, “XA”, 1.696%, 2/15/2054 (i)		2,212,860	145,462
Benchmark 2020-B18 Mortgage Trust, “XA”, 1.853%, 7/15/2053 (i)		2,751,449	146,896
Benchmark 2021-B23 Mortgage Trust, “XA”, 1.362%, 2/15/2054 (i)		3,570,269	172,749
Benchmark 2021-B24 Mortgage Trust, “XA”, 1.25%, 3/15/2054 (i)		1,977,742	80,777
Benchmark 2021-B26 Mortgage Trust, “XA”, 0.956%, 6/15/2054 (i)		5,353,509	183,313
Benchmark 2021-B27 Mortgage Trust, “XA”, 1.349%, 7/15/2054 (i)		6,749,784	345,006
Benchmark 2021-B28 Mortgage Trust, “XA”, 1.351%, 8/15/2054 (i)		2,275,002	118,014
Benchmark 2022-B36 Mortgage Trust, “XA”, 0.808%, 7/15/2055 (i)		8,921,831	361,137
BMP Commercial Mortgage Trust, 2024-MF23, “C”, FLR, 6.204% (SOFR - 1mo. + 1.8413%), 6/15/2041 (n)		100,000	100,281
BMP Commercial Mortgage Trust, 2024-MF23, “D”, FLR, 6.754% (SOFR - 1mo. + 2.3905%), 6/15/2041 (n)		100,000	100,281
BSPRT 2021-FL7 Issuer Ltd., “B”, FLR, 6.527% ((SOFR - 1mo. + 0.11448%) + 2.05%), 12/15/2038 (n)		100,000	99,960
BSPRT 2021-FL7 Issuer Ltd., “C”, FLR, 6.778% ((SOFR - 1mo. + 0.11448%) + 2.3%), 12/15/2038 (n)		100,000	99,337
Business Jet Securities LLC, 2024-1A, “A”, 6.197%, 5/15/2039 (n)		79,064	81,597
Business Jet Securities LLC, 2024-1A, “B”, 6.924%, 5/15/2039 (n)		79,065	81,404
Business Jet Securities LLC, 2024-2A, “A”, 5.364%, 9/15/2039 (n)		172,678	173,626
BX Trust, 2024-PURE, “A”, FLR, 4.663% (CORRA + 1.9%), 11/15/2041 (n)	CAD	147,723	108,662
Cathedral Lake VI Ltd., FLR, 6.111% (SOFR - 3mo. + 1.85%), 4/25/2034 (n)		$126,020	126,018
CF Hippolyta Issuer LLC, 2020-1, “A1”, 1.69%, 7/15/2060 (n)		89,737	77,698
CF Hippolyta Issuer LLC, 2020-1, “B1”, 2.28%, 7/15/2060 (n)		89,945	70,251
Chesapeake Funding II LLC, 2023-1A, “A1”, 5.65%, 5/15/2035 (n)		47,858	48,153
Colt Funding LLC, 2024-1, “A1”, 5.835%, 2/25/2069 (n)		95,164	95,788
Commercial Mortgage Pass-Through Certificates, 2021-BN32, “XA”, 0.87%, 4/15/2054 (i)		1,562,949	47,165
Commercial Mortgage Pass-Through Certificates, 2021-BN34, “XA”, 1.066%, 6/15/2063 (i)		987,493	38,638
Commercial Mortgage Pass-Through Certificates, 2021-BN35, “XA”, 1.134%, 6/15/2064 (i)		1,284,834	55,523
Commercial Mortgage Pass-Through Certificates, 2022-BNK41, “AS”, 3.916%, 4/15/2065		257,000	237,960
Crest Ltd., CDO, 7% (0.001% Cash or 7% PIK), 1/28/2040 (a)(d)(p)		4,586,320	46
ELM Trust, 2024-ELM, “B10”, 6.195%, 6/10/2039 (n)		100,000	100,881

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
ELM Trust, 2024-ELM, “C10”, 6.396%, 6/10/2039 (n)		$100,000	$100,794
ELM Trust, 2024-ELM, “D10”, 6.847%, 6/10/2039 (n)		100,000	100,521
Empire District Bondco LLC, 4.943%, 1/01/2033		142,155	143,984
Enterprise Fleet Financing 2024-3 LLC, “A2”, 5.31%, 4/20/2027 (n)		36,983	37,178
Enterprise Fleet Financing 2025-1 LLC, “A2”, 4.65%, 10/20/2027 (n)		50,000	50,176
EQT Trust, 2024-EXTR, “B”, 5.655%, 7/05/2041 (n)		100,000	101,994
EQT Trust, 2024-EXTR, “C”, 6.046%, 7/05/2041 (n)		100,000	102,150
Fortress CBO Investments Ltd., 2022-FL3, “AS”, FLR, 6.598% (SOFR - 30 day + 2.25%), 2/23/2039 (n)		78,311	78,216
LoanCore 2021-CRE5 Ltd., “B”, FLR, 6.478% ((SOFR - 1mo. + 0.11448%) + 2.0%), 7/15/2036 (n)		100,000	99,746
M&T Bank Auto Receivables Trust, 2025-1, “A-2A”, 4.63%, 5/15/2028 (n)		175,723	176,134
MF1 2021-FL5 Ltd., “C”, FLR, 6.177% ((SOFR - 1mo. + 0.11448%) + 1.7%), 7/15/2036 (n)		213,000	213,004
MF1 2021-FL5 Ltd., “D”, FLR, 6.977% ((SOFR - 1mo. + 0.11448%) + 2.5%), 7/15/2036 (n)		755,000	755,022
MF1 2022-FL8 Ltd., “C”, FLR, 6.553% (SOFR - 30 day + 2.2%), 2/19/2037 (n)		110,841	110,241
MF1 2024-FL14 LLC, “B”, FLR, 7.042% (SOFR - 1mo. + 2.689%), 3/19/2039 (n)		349,917	350,773
Morgan Stanley Capital I Trust, 2021-L5, “XA”, 1.398%, 5/15/2054 (i)		1,010,314	46,633
Morgan Stanley Capital I Trust, 2021-L6, “XA”, 1.288%, 6/15/2054 (i)		2,889,265	116,202
OBX Trust, 2024-NQM1, “A1”, 5.928%, 11/25/2063 (n)		85,170	85,774
OBX Trust, 2024-NQM1, “A2”, 6.253%, 11/25/2063 (n)		67,313	67,755
OBX Trust, 2024-NQM2, “A1”, 5.878%, 12/25/2063 (n)		202,830	204,029
Shelter Growth CRE 2021-FL3 Ltd., “C”, FLR, 6.628% ((SOFR - 1mo. + 0.11448%) + 2.15%), 9/15/2036 (n)		157,500	157,421
Starwood Commercial Mortgage, 2021-FL2, “B”, FLR, 6.274% ((SOFR - 1mo. + 0.11448%) + 1.8%), 4/18/2038 (n)		190,000	188,424
Starwood Commercial Mortgage, 2021-FL2, “C”, FLR, 6.574% ((SOFR - 1mo. + 0.11448)% + 2.1%), 4/18/2038 (n)		100,000	99,206
TCW Gem Ltd., 2020-1A, “BR3”, FLR, 5.925% (SOFR - 3mo. + 1.6%), 4/20/2034 (n)		235,000	233,723
TPG Real Estate Finance, 2021-FL4, “AS”, FLR, 5.877% ((SOFR - 1mo. + 0.11448%) + 1.4%), 3/15/2038 (n)		150,000	149,625
TPG Real Estate Finance, 2021-FL4, “B”, FLR, 6.327% ((SOFR - 1mo. + 0.11448%) + 1.85%), 3/15/2038 (n)		310,000	309,116
Verus Securitization Trust, 2014-1, “A1”, 5.712%, 1/25/2069 (n)		102,751	103,373
Volvo Financial Equipment LLC, 2024-1A, “A2”, 4.56%, 5/17/2027 (n)		62,003	62,074
Wells Fargo Commercial Mortgage Trust, 2021-C60, “XA”, 1.617%, 8/15/2054 (i)		1,921,437	122,501
			$9,222,667
Automotive – 1.9%
Allison Transmission, Inc., 3.75%, 1/30/2031 (n)		$1,083,000	$999,538
Clarios Global LP/Clarios US Finance Co., 6.75%, 2/15/2030 (n)		381,000	394,800
Clarios Global LP/Clarios US Finance Co., 4.75%, 6/15/2031 (n)	EUR	332,000	393,576
Dealer Tire LLC/DT Issuer LLC, 8%, 2/01/2028 (n)		$569,000	551,699
Dornoch Debt Merger Sub, Inc., 6.625%, 10/15/2029 (n)		771,000	669,133
Ford Motor Co., 6.1%, 8/19/2032		29,000	29,300
Hyundai Capital America, 5.25%, 1/08/2027 (n)		19,000	19,209
Hyundai Capital America, 6.375%, 4/08/2030 (n)		53,000	56,706
J.B. Poindexter & Co., Inc., 8.75%, 12/15/2031 (n)		459,000	474,051
New Flyer Holdings, Inc., 9.25%, 7/01/2030 (n)		528,000	566,383
Real Hero Merger Sub 2, Inc., 6.25%, 2/01/2029 (n)		525,000	383,725
Stellantis N.V., 4.625%, 6/06/2035	EUR	100,000	114,471
Volkswagen Bank GmbH, 3.5%, 6/19/2031		100,000	116,912
Volkswagen International Finance N.V., 5.994%, 5/15/2174		100,000	120,942
Wabash National Corp., 4.5%, 10/15/2028 (n)		$651,000	597,474
			$5,487,919
Broadcasting – 1.9%
Arqiva Broadcast Finance PLC, 8.625%, 7/01/2030	GBP	100,000	$138,443
Banijay Group S.A.S., 8.125%, 5/01/2029 (n)		$800,000	832,241
Dotdash Meredith, Inc., 7.625%, 6/15/2032 (n)		476,000	466,338
Gray Media, Inc., 9.625%, 7/15/2032 (n)		463,000	465,367
Gray Media, Inc., 7.25%, 8/15/2033 (n)		290,000	285,698
Midas OpCo Holdings LLC, 5.625%, 8/15/2029 (n)		707,000	681,911
Prosus N.V., 3.061%, 7/13/2031 (n)		329,000	295,619
Scripps Escrow II, Inc., 3.875%, 1/15/2029 (n)		299,000	264,837
Sinclair Television Group, Inc., 8.125%, 2/15/2033 (n)		630,000	645,435
Univision Communications, Inc., 8%, 8/15/2028 (n)		347,000	360,161

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Broadcasting – continued
Univision Communications, Inc., 8.5%, 7/31/2031 (n)		$812,000	$836,734
WMG Acquisition Corp., 3.875%, 7/15/2030 (n)		85,000	80,768
			$5,353,552
Brokerage & Asset Managers – 1.6%
AG TTMT Escrow Issuer LLC, 8.625%, 9/30/2027 (n)		$743,000	$761,136
Aretec Escrow Issuer 2, Inc., 10%, 8/15/2030 (n)		575,000	627,624
Aretec Escrow Issuer, Inc., 7.5%, 4/01/2029 (n)		296,000	297,024
Charles Schwab Corp., 6.136% to 8/24/2033, FLR (SOFR - 1 day + 2.01%) to 8/24/2034		61,000	66,284
Hightower Holding LLC, 6.75%, 4/15/2029 (n)		447,000	445,473
Hightower Holding LLC, 9.125%, 1/31/2030 (n)		271,000	291,010
Jane Street Group/JSG Finance, Inc., 6.125%, 11/01/2032 (n)		1,401,000	1,407,475
LPL Holdings, Inc., 4%, 3/15/2029 (n)		102,000	99,693
Osaic Holdings, Inc., 6.75%, 8/01/2032 (n)		109,000	111,061
Osaic Holdings, Inc., 8%, 8/01/2033 (n)		333,000	337,400
			$4,444,180
Building – 3.5%
AmeriTex Holdco Intermediate LLC, 7.625%, 8/15/2033 (n)		$768,000	$792,432
Builders FirstSource, Inc., 6.75%, 5/15/2035 (n)		583,000	607,984
Cornerstone Building Brands, Inc., 6.125%, 1/15/2029 (n)		519,000	399,630
Cornerstone Building Brands, Inc., 9.5%, 8/15/2029 (n)		275,000	264,679
CRH Finance (U.K.) PLC, 4.125%, 12/02/2029	GBP	100,000	131,965
Ferguson Enterprises, Inc., 5%, 10/03/2034		$85,000	84,150
Foundation Building Materials LLC, 6%, 3/01/2029 (n)		867,000	876,593
GYP Holding III Corp., 4.625%, 5/01/2029 (n)		639,000	646,371
JH North America Holdings, Inc., 5.875%, 1/31/2031 (n)		44,000	44,480
JH North America Holdings, Inc., 6.125%, 7/31/2032 (n)		44,000	44,659
Knife River Corp., 7.75%, 5/01/2031 (n)		736,000	771,923
LBM Acquisition LLC, 6.25%, 1/15/2029 (n)		584,000	535,752
LBM Acquisition LLC, 9.5%, 6/15/2031 (n)		523,000	548,114
Miter Brands Acquisition Holdco, Inc., 6.75%, 4/01/2032 (n)		194,000	199,987
MIWD Holdco II LLC/MIWD Finance Co., 5.5%, 2/01/2030 (n)		710,000	697,957
New Enterprise Stone & Lime Co., Inc., 9.75%, 7/15/2028 (n)		229,000	229,648
Patrick Industries, Inc., 6.375%, 11/01/2032 (n)		888,000	900,790
Quikrete Holdings, Inc., 6.375%, 3/01/2032 (n)		710,000	732,259
Standard Industries, Inc., 4.75%, 1/15/2028 (n)		186,000	184,267
Standard Industries, Inc., 4.375%, 7/15/2030 (n)		360,000	344,981
Vulcan Materials Co., 3.5%, 6/01/2030		38,000	36,648
Vulcan Materials Co., 5.7%, 12/01/2054		32,000	31,599
White Cap Buyer LLC, 6.875%, 10/15/2028 (n)		794,000	793,120
			$9,899,988
Business Services – 2.0%
Accenture Capital, Inc., 4.25%, 10/04/2031		$39,000	$38,875
Accenture Capital, Inc., 4.5%, 10/04/2034		26,000	25,394
ams OSRAM AG, 10.5%, 3/30/2029	EUR	421,000	522,195
athenahealth, Inc., 6.5%, 2/15/2030 (n)		$656,000	643,495
CACI International, Inc., 6.375%, 6/15/2033 (n)		710,000	732,324
Fiserv, Inc., 4.4%, 7/01/2049		84,000	67,170
GoDaddy, Inc., 3.5%, 3/01/2029 (n)		857,000	811,918
Iron Mountain, Inc., 5.25%, 3/15/2028 (n)		677,000	675,396
Iron Mountain, Inc., 5.625%, 7/15/2032 (n)		694,000	687,882
Iron Mountain, Inc., 6.25%, 1/15/2033 (n)		406,000	415,456
Mastercard, Inc., 4.55%, 1/15/2035		58,000	57,271
Mastercard, Inc., 3.85%, 3/26/2050		22,000	17,039
Nexi S.p.A., 3.875%, 5/21/2031	EUR	100,000	118,452
Paychex, Inc., 5.1%, 4/15/2030		$24,000	24,702
Paychex, Inc., 5.35%, 4/15/2032		58,000	59,998

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Business Services – continued
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., 6.75%, 8/15/2032 (n)		$685,000	$710,253
Visa, Inc., 3.65%, 9/15/2047		46,000	35,527
			$5,643,347
Cable TV – 3.3%
Cable One, Inc., 4%, 11/15/2030 (n)		$518,000	$428,547
CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, 3/01/2030 (n)		2,114,000	2,031,698
CCO Holdings LLC/CCO Holdings Capital Corp., 4.5%, 8/15/2030 (n)		1,230,000	1,164,270
CCO Holdings LLC/CCO Holdings Capital Corp., 4.5%, 5/01/2032		382,000	349,322
CCO Holdings LLC/CCO Holdings Capital Corp., 4.25%, 1/15/2034 (n)		329,000	285,663
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.1%, 6/01/2029		46,000	48,352
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 5.85%, 12/01/2035 (w)		43,000	43,076
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.484%, 10/23/2045		50,000	48,633
CSC Holdings LLC, 5.375%, 2/01/2028 (n)		800,000	734,181
CSC Holdings LLC, 5.75%, 1/15/2030 (n)		425,000	199,699
CSC Holdings LLC, 4.125%, 12/01/2030 (n)		250,000	163,809
DIRECTV Financing LLC, 8.875%, 2/01/2030 (n)		256,000	254,130
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 10%, 2/15/2031 (n)		176,000	174,965
DISH DBS Corp., 7.75%, 7/01/2026		430,000	418,175
DISH DBS Corp., 5.125%, 6/01/2029		401,000	331,026
DISH Network Corp., 11.75%, 11/15/2027 (n)		376,000	397,533
EchoStar Corp., 10.75%, 11/30/2029		613,224	659,982
Summer BidCo B.V., 10% (10% Cash or 10.75% PIK), 2/15/2029 (n)(p)	EUR	137,228	162,257
Videotron Ltd., 3.625%, 6/15/2029 (n)		$71,000	68,538
Virgin Media Finance PLC, 5%, 7/15/2030 (n)		562,000	514,029
Ziggo Bond Finance B.V., 5.125%, 2/28/2030 (n)		990,000	873,816
			$9,351,701
Chemicals – 2.0%
Cerdia Finanz GmbH, 9.375%, 10/03/2031 (n)		$674,000	$713,281
Chemours Co., 4.625%, 11/15/2029 (n)		1,004,000	896,518
Chemours Co., 8%, 1/15/2033 (n)		241,000	235,750
Consolidated Energy Finance S.A., 6.5%, 5/15/2026 (n)		150,000	145,752
Consolidated Energy Finance S.A., 5.625%, 10/15/2028 (n)		787,000	660,132
Maxam Prill S.à r.l., 6%, 7/15/2030 (n)	EUR	726,000	827,194
Qnity Electronics, Inc., 5.75%, 8/15/2032 (n)		$287,000	291,758
Qnity Electronics, Inc., 6.25%, 8/15/2033 (n)		229,000	236,723
SCIH Salt Holdings, Inc., 6.625%, 5/01/2029 (n)		825,000	828,316
SNF Group SACA, 3.375%, 3/15/2030 (n)		805,000	742,495
			$5,577,919
Computer Software – 1.4%
Amentum Escrow Corp., 7.25%, 8/01/2032 (n)		$784,000	$817,675
Cloud Software Group, Inc., 9%, 9/30/2029 (n)		175,000	182,425
Cloud Software Group, Inc., 8.25%, 6/30/2032 (n)		768,000	821,090
Cloud Software Group, Inc., 6.625%, 8/15/2033 (n)		465,000	471,428
Fair Isaac Corp., 6%, 5/15/2033 (n)		839,000	850,258
Microsoft Corp., 2.525%, 6/01/2050		71,000	43,404
Neptune Bidco U.S., Inc., 9.29%, 4/15/2029 (n)		602,000	598,683
Oracle Corp., 4%, 7/15/2046		62,000	47,273
			$3,832,236
Computer Software - Systems – 1.0%
Sabre GLBL, Inc., 8.625%, 6/01/2027 (n)		$337,000	$341,092
Sabre GLBL, Inc., 10.75%, 11/15/2029 (n)		226,000	218,484
Sabre GLBL, Inc., 11.125%, 7/15/2030 (n)		181,000	177,398
SS&C Technologies Holdings, Inc., 5.5%, 9/30/2027 (n)		725,000	725,232
SS&C Technologies Holdings, Inc., 6.5%, 6/01/2032 (n)		212,000	219,991
Virtusa Corp., 7.125%, 12/15/2028 (n)		394,000	383,942

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Computer Software - Systems – continued
Zebra Technologies Corp., “A”, 6.5%, 6/01/2032 (n)		$734,000	$753,731
			$2,819,870
Conglomerates – 1.1%
Amsted Industries, Inc., 6.375%, 3/15/2033 (n)		$460,000	$471,171
Emerald Debt Merger, 6.625%, 12/15/2030 (n)		646,000	663,459
Gates Corp., 6.875%, 7/01/2029 (n)		474,000	492,838
Husky Injection Molding Systems Ltd., 9%, 2/15/2029 (n)		482,000	505,781
nVent Finance S.à r.l., 5.65%, 5/15/2033		23,000	23,662
Regal Rexnord Corp., 6.05%, 4/15/2028		75,000	77,647
Siemens Financieringsmaatschappij N.V., 4%, 5/27/2045	EUR	100,000	116,040
SPX Flow, Inc., 8.75%, 4/01/2030 (n)		$657,000	680,755
Westinghouse Air Brake Technologies Corp., 5.611%, 3/11/2034		39,000	40,476
			$3,071,829
Construction – 0.9%
Empire Communities Corp., 9.75%, 5/01/2029 (n)		$789,000	$804,780
Mattamy Group Corp., 5.25%, 12/15/2027 (n)		214,000	213,276
Mattamy Group Corp., 4.625%, 3/01/2030 (n)		421,000	403,283
New Home Co., 8.5%, 11/01/2030 (n)		484,000	501,989
Weekley Homes LLC/Weekley Finance Corp., 4.875%, 9/15/2028 (n)		506,000	492,644
			$2,415,972
Consumer Products – 2.7%
Acushnet Co., 7.375%, 10/15/2028 (n)		$731,000	$764,060
Amer Sports Co., 6.75%, 2/16/2031 (n)		790,000	823,475
CD&R Smokey Buyer, Inc./Radio Systems Corp., 9.5%, 10/15/2029 (n)		525,000	399,956
Champ Acquisition Corp., 8.375%, 12/01/2031 (n)		545,000	579,348
Energizer Holdings, Inc., 4.375%, 3/31/2029 (n)		473,000	452,825
Kenvue, Inc., 5.05%, 3/22/2053		53,000	48,417
L'Oréal S.A., 5%, 5/20/2035 (n)		200,000	203,829
MajorDrive Holdings IV LLC, 6.375%, 6/01/2029 (n)		260,000	209,090
Newell Brands, Inc., 8.5%, 6/01/2028 (n)		300,000	316,718
Newell Brands, Inc., 6.375%, 5/15/2030		785,000	774,190
Newell Brands, Inc., 6.625%, 5/15/2032		370,000	361,172
Opal Bidco S.A.S., 5.5%, 3/31/2032 (n)	EUR	382,000	462,188
Opal Bidco S.A.S., 6.5%, 3/31/2032 (n)		$298,000	303,234
Perrigo Finance Unlimited Co., 6.125%, 9/30/2032		808,000	813,039
Prestige Consumer Healthcare, Inc., 5.125%, 1/15/2028 (n)		515,000	511,688
Prestige Consumer Healthcare, Inc., 3.75%, 4/01/2031 (n)		581,000	535,427
			$7,558,656
Consumer Services – 2.2%
Allied Universal Holdco LLC, 6.875%, 6/15/2030 (n)		$298,000	$306,903
Allied Universal Holdco LLC, 7.875%, 2/15/2031 (n)		664,000	697,781
Amber Finco PLC, 6.625%, 7/15/2029 (n)	EUR	100,000	123,082
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp., 9.75%, 4/15/2030 (n)		$291,000	309,118
Arches Buyer, Inc., 6.125%, 12/01/2028 (n)		713,000	691,380
Booking Holdings, Inc., 4.125%, 5/09/2038	EUR	100,000	117,599
Eurofins Scientific SE, 3.875%, 2/05/2033		100,000	116,978
Garda World Security Corp., 8.375%, 11/15/2032 (n)		$713,000	743,646
Pluxee N.V., 3.75%, 9/04/2032	EUR	100,000	117,392
Raven Acquisition Holdings LLC, 6.875%, 11/15/2031 (n)		$775,000	789,504
Realogy Group LLC/Realogy Co-Issuer Corp., 5.75%, 1/15/2029 (n)		70,000	64,856
Realogy Group LLC/Realogy Co-Issuer Corp., 5.25%, 4/15/2030 (n)		497,000	435,541
Service Corp. International, 5.75%, 10/15/2032		815,000	823,099
TriNet Group, Inc., 3.5%, 3/01/2029 (n)		533,000	499,059
TriNet Group, Inc., 7.125%, 8/15/2031 (n)		114,000	118,546

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Consumer Services – continued
Verisure Midholding AB, 5.25%, 2/15/2029	EUR	100,000	$117,542
			$6,072,026
Containers – 0.9%
Ball Corp., 6%, 6/15/2029		$442,000	$453,411
Ball Corp., 2.875%, 8/15/2030		944,000	853,938
Clydesdale Acquisition Holdings, Inc., 8.75%, 4/15/2030 (n)		557,000	574,002
Owens-Brockway Glass Container, Inc., 7.25%, 5/15/2031 (n)		669,000	680,704
			$2,562,055
Electrical Equipment – 0.3%
Arrow Electronics, Inc., 2.95%, 2/15/2032		$48,000	$42,381
Arrow Electronics, Inc., 5.875%, 4/10/2034		19,000	19,704
CommScope LLC, 4.75%, 9/01/2029 (n)		176,000	173,888
CommScope LLC, 9.5%, 12/15/2031 (n)		301,000	311,292
CommScope Technologies LLC, 5%, 3/15/2027 (n)		299,000	295,967
			$843,232
Electronics – 0.3%
Broadcom, Inc., 4.55%, 2/15/2032		$77,000	$76,640
Broadcom, Inc., 5.2%, 7/15/2035		40,000	40,364
Diebold Nixdorf, Inc., 7.75%, 3/31/2030 (n)		536,000	567,079
Intel Corp., 5.7%, 2/10/2053		45,000	41,382
NXP B.V./NXP Funding LLC/NXP USA, Inc., 3.4%, 5/01/2030		36,000	34,458
NXP B.V./NXP Funding LLC/NXP USA, Inc., 5%, 1/15/2033		17,000	17,021
			$776,944
Emerging Market Quasi-Sovereign – 3.7%
Abu Dhabi Developmental Holding Co. PJSC, 5.5%, 5/08/2034 (n)		$855,000	$902,407
Bank Gospodarstwa Krajowego (Republic of Poland), 5.75%, 7/09/2034 (n)		909,000	948,153
CEZ A.S. (Czech Republic), 4.125%, 4/30/2033	EUR	100,000	119,310
Chile Electricity Lux MPC II S.à r.l., 5.58%, 10/20/2035 (n)		$195,501	197,476
Corporacion Financiera de Desarrollo S.A. (Republic of Peru), 5.5%, 5/06/2030 (n)		400,000	407,740
Development Bank of Kazakhstan JSC, 5.25%, 10/23/2029 (n)		200,000	204,007
Empresa Nacional del Petroleo (Republic of Chile), 5.25%, 11/06/2029		400,000	406,013
Empresa Nacional del Petroleo (Republic of Chile), 5.95%, 7/30/2034 (n)		635,000	656,759
Eskom Holdings SOC Ltd. (Republic of South Africa), 6.35%, 8/10/2028		624,000	636,557
Indian Railway Finance Corp., 2.8%, 2/10/2031		800,000	734,554
Navoi Mining & Metallurgical Co. (Republic of Uzbekistan), 6.7%, 10/17/2028		547,000	566,301
OCP S.A. (Kingdom of Morocco), 6.75%, 5/02/2034 (n)		493,000	520,790
OCP S.A. (Kingdom of Morocco), 5.125%, 6/23/2051 (n)		650,000	513,500
Petroleos Mexicanos, 6.49%, 1/23/2027		904,000	907,245
Petroleos Mexicanos, 5.95%, 1/28/2031		100,000	93,495
Petroleos Mexicanos, 6.75%, 9/21/2047		866,000	678,728
PETRONAS Capital Ltd. (Federation of Malaysia), 5.34%, 4/03/2035 (n)		669,000	690,878
State Oil Company of the Azerbaijan Republic, 6.95%, 3/18/2030		500,000	533,328
Uzbek Industrial and Construction Bank ATB (Republic of Uzbekistan), 8.95%, 7/24/2029 (n)		597,000	638,511
			$10,355,752
Emerging Market Sovereign – 9.6%
Czech Republic, 5%, 9/30/2030	CZK	10,500,000	$528,580
Dominican Republic, 5.5%, 2/22/2029 (n)		$761,000	766,479
Dominican Republic, 7.05%, 2/03/2031 (n)		150,000	159,960
Eagle Funding LuxCo. S.à r.l. (United Mexican States), 5.5%, 8/17/2030 (n)		500,000	507,050
Federal Republic of Nigeria, 7.875%, 2/16/2032		326,000	321,768
Federative Republic of Brazil, 10%, 1/01/2035	BRL	4,490,000	669,792
Hellenic Republic (Republic of Greece), 3.375%, 6/15/2034	EUR	847,000	998,233
Hellenic Republic (Republic of Greece), 3.625%, 6/15/2035 (n)		955,000	1,137,165
Hellenic Republic (Republic of Greece), 4.125%, 6/15/2054		293,000	329,950

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Emerging Market Sovereign – continued
Kingdom of Morocco, 1.375%, 3/30/2026	EUR	428,000	$496,746
Kingdom of Morocco, 3%, 12/15/2032 (n)		$459,000	395,934
Oriental Republic of Uruguay, 8.25%, 5/21/2031	UYU	15,606,000	396,132
Oriental Republic of Uruguay, 9.75%, 7/20/2033		7,214,000	199,124
People's Republic of China, 3.13%, 11/21/2029	CNY	2,680,000	401,651
People's Republic of China, 1.43%, 1/25/2030		6,720,000	934,743
People's Republic of China, 2.88%, 2/25/2033		9,110,000	1,380,525
People's Republic of China, 2.27%, 5/25/2034		2,470,000	358,772
Republic of Albania, 4.75%, 2/14/2035 (n)	EUR	273,000	321,312
Republic of Angola, 9.375%, 5/08/2048		$870,000	721,234
Republic of Argentina, 4.125%, 7/09/2035		768,494	488,186
Republic of Bulgaria, 5%, 3/05/2037		720,000	708,932
Republic of Costa Rica, 7.3%, 11/13/2054		600,000	632,700
Republic of Cote d'Ivoire, 5.25%, 3/22/2030	EUR	929,000	1,062,804
Republic of Guatemala, 6.05%, 8/06/2031 (n)		$630,000	651,420
Republic of Guatemala, 6.125%, 6/01/2050 (n)		382,000	353,923
Republic of Hungary, 5.5%, 6/16/2034 (n)		650,000	653,038
Republic of Hungary, 6%, 9/26/2035 (n)		537,000	550,719
Republic of Indonesia, 6.5%, 7/15/2030	IDR	3,440,000,000	216,023
Republic of Indonesia, 5.875%, 3/15/2031		5,200,000,000	318,186
Republic of Indonesia, 6.5%, 4/15/2036		4,031,000,000	246,801
Republic of Korea, 1.875%, 6/10/2029	KRW	1,057,250,000	742,259
Republic of Korea, 1.375%, 6/10/2030		664,670,000	451,322
Republic of Korea, 1.5%, 12/10/2030		1,060,000,000	719,009
Republic of Paraguay, 6%, 2/09/2036 (n)		$200,000	207,580
Republic of Paraguay, 5.4%, 3/30/2050 (n)		1,150,000	1,010,873
Republic of Peru, 5.375%, 2/08/2035		433,000	437,928
Republic of Peru, 6.85%, 8/12/2035	PEN	1,871,000	550,340
Republic of Romania, 6.375%, 1/30/2034		$692,000	694,343
Republic of Serbia, 1.65%, 3/03/2033	EUR	428,000	413,316
Republic of Serbia, 6%, 6/12/2034 (n)		$329,000	337,149
Republic of Serbia, 2.05%, 9/23/2036 (n)	EUR	452,000	408,199
Republic of South Africa, 7.1%, 11/19/2036 (n)		$483,000	486,192
Republic of South Africa, 7.3%, 4/20/2052		611,000	558,338
Republic of Turkey, 7.625%, 5/15/2034		535,000	562,268
Republic of Turkey, 6.5%, 1/03/2035		314,000	305,234
Sultanate of Oman, 7%, 1/25/2051		800,000	880,489
United Mexican States, 4.75%, 4/27/2032		727,000	701,192
United Mexican States, 7.5%, 5/26/2033	MXN	5,600,000	279,299
United Mexican States, 3.771%, 5/24/2061		$440,000	262,451
			$26,915,663
Energy - Independent – 3.4%
Chord Energy Corp., 6.75%, 3/15/2033 (n)		$613,000	$628,703
Civitas Resources, Inc., 8.375%, 7/01/2028 (n)		394,000	409,176
Civitas Resources, Inc., 8.625%, 11/01/2030 (n)		201,000	209,250
Civitas Resources, Inc., 8.75%, 7/01/2031 (n)		361,000	371,369
CNX Resources Corp., 7.25%, 3/01/2032 (n)		597,000	619,475
Comstock Resources, Inc., 6.75%, 3/01/2029 (n)		1,092,000	1,076,543
Gulfport Energy Corp., 6.75%, 9/01/2029 (n)		735,000	751,955
Kraken Oil & Gas Partners LLC, 7.625%, 8/15/2029 (n)		410,000	408,010
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6.875%, 12/01/2032 (n)		771,000	792,111
Matador Resources Co., 6.875%, 4/15/2028 (n)		664,000	679,386
Matador Resources Co., 6.5%, 4/15/2032 (n)		239,000	242,485
Occidental Petroleum Corp., 6.45%, 9/15/2036		39,000	40,343
Permian Resources Operating LLC, 5.875%, 7/01/2029 (n)		525,000	525,113
Permian Resources Operating LLC, 7%, 1/15/2032 (n)		501,000	519,442
Permian Resources Operating LLC, 6.25%, 2/01/2033 (n)		313,000	318,823
Pioneer Natural Resources Co., 2.15%, 1/15/2031		44,000	39,479

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Energy - Independent – continued
Tengizchevroil Finance Co. International Ltd., 4%, 8/15/2026		$987,000	$980,028
Vital Energy, Inc., 7.875%, 4/15/2032 (n)		566,000	557,674
Wildfire Intermediate Holdings LLC, 7.5%, 10/15/2029 (n)		472,000	478,634
			$9,647,999
Energy - Integrated – 0.3%
Exxon Mobil Corp., 1.408%, 6/26/2039	EUR	100,000	$84,217
Orlen S.A., 6%, 1/30/2035		$549,000	568,056
TotalEnergies Capital International S.A., 3.647%, 7/01/2035	EUR	100,000	116,458
			$768,731
Entertainment – 1.8%
Life Time, Inc., 6%, 11/15/2031 (n)		$744,000	$751,914
Lindblad Expeditions Holdings, Inc., 7%, 9/15/2030 (n)		516,000	528,436
NCL Corp. Ltd., 5.875%, 3/15/2026 (n)		56,000	56,133
NCL Corp. Ltd., 6.25%, 3/01/2030 (n)		741,000	751,968
NCL Corp. Ltd., 6.75%, 2/01/2032 (n)		397,000	409,431
Pinnacle Bidco PLC, 10%, 10/11/2028	GBP	114,000	162,739
Royal Caribbean Cruises Ltd., 5.625%, 9/30/2031 (n)		$37,000	37,591
Royal Caribbean Cruises Ltd., 6%, 2/01/2033 (n)		38,000	38,987
Six Flags Entertainment Corp., 6.625%, 5/01/2032 (n)		1,141,000	1,159,542
Viking Cruises Ltd. Co., 5.875%, 9/15/2027 (n)		221,000	220,706
Viking Ocean Cruises Ship VII Ltd., 5.625%, 2/15/2029 (n)		940,000	939,367
			$5,056,814
Financial Institutions – 5.4%
Avation Capital S.A., 8.25% (8.25% Cash or 9% PIK), 10/31/2026 (n)(p)		$874,138	$867,244
Azorra Finance Ltd., 7.75%, 4/15/2030 (n)		1,049,000	1,101,220
Azorra Finance Ltd., 7.25%, 1/15/2031 (n)		242,000	249,945
Credit Acceptance Corp., 9.25%, 12/15/2028 (n)		280,000	295,592
Credit Acceptance Corp., 6.625%, 3/15/2030 (n)		641,000	649,292
Freedom Mortgage Holdings LLC, 9.25%, 2/01/2029 (n)		552,000	576,893
FTAI Aviation Ltd., 5.5%, 5/01/2028 (n)		693,000	692,748
FTAI Aviation Ltd., 7.875%, 12/01/2030 (n)		442,000	469,824
Global Aircraft Leasing Co. Ltd., 8.75%, 9/01/2027 (n)		573,000	589,575
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 9.75%, 1/15/2029		571,000	567,631
Icahn Enterprises LP/Ichan Enterprises Finance Corp., 10%, 11/15/2029 (n)		243,000	240,542
Jefferson Capital Holdings LLC, 8.25%, 5/15/2030 (n)		705,000	738,215
LFS TopCo LLC, 8.75%, 7/15/2030 (n)		586,000	573,241
Macquarie AirFinance Holdings Ltd., 5.15%, 3/17/2030 (n)		29,000	29,326
Muthoot Finance Ltd., 7.125%, 2/14/2028 (n)		231,000	237,412
Nationstar Mortgage Holdings, Inc., 6%, 1/15/2027 (n)		561,000	559,953
Nationstar Mortgage Holdings, Inc., 6.5%, 8/01/2029 (n)		502,000	513,951
OneMain Finance Corp., 6.625%, 5/15/2029		600,000	616,972
OneMain Finance Corp., 5.375%, 11/15/2029		504,000	498,338
OneMain Finance Corp., 7.5%, 5/15/2031		228,000	239,009
PennyMac Financial Services, Inc., 6.875%, 2/15/2033 (n)		1,463,000	1,494,826
Phoenix Aviation Capital, 9.25%, 7/15/2030 (n)		410,000	434,540
Rocket Cos., Inc., 6.125%, 8/01/2030 (n)		400,000	411,580
Rocket Cos., Inc., 6.375%, 8/01/2033 (n)		400,000	415,090
Rocket Cos., Inc., 4%, 10/15/2033 (n)		190,000	171,301
Shriram Finance Ltd., 6.15%, 4/03/2028 (n)		738,000	747,450
Shurgard Luxembourg S.à r.l., 4%, 5/27/2035	EUR	100,000	116,932
TrueNoord Capital DAC, 8.75%, 3/01/2030 (n)		$345,000	366,511
Walker & Dunlop, Inc., 6.625%, 4/01/2033 (n)		691,000	718,923
			$15,184,076

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Food & Beverages – 2.9%
Anheuser-Busch InBev S.A., 4.125%, 5/19/2045	EUR	100,000	$113,672
Anheuser-Busch InBev Worldwide, Inc., 4.375%, 4/15/2038		$40,000	37,611
Anheuser-Busch InBev Worldwide, Inc., 5.55%, 1/23/2049		42,000	41,273
Bacardi-Martini B.V., 5.4%, 6/15/2033 (n)		129,000	129,317
Central American Bottling Corp., 5.25%, 4/27/2029 (n)		755,000	737,718
Fiesta Purchaser, Inc., 7.875%, 3/01/2031 (n)		212,000	224,986
Fiesta Purchaser, Inc., 9.625%, 9/15/2032 (n)		380,000	408,276
Flowers Foods, Inc., 5.75%, 3/15/2035		57,000	58,056
Flowers Foods, Inc., 6.2%, 3/15/2055		19,000	18,371
Gruma S.A.B. de C.V., 5.39%, 12/09/2034 (n)		400,000	408,647
JBS USA Holding S.à r.l./JBS USA Food Co./JBS USA Foods Group Holdings, Inc., 5.5%, 1/15/2036 (n)		81,000	81,267
JBS USA Lux S.A./JBS USA Food Co./JBS USA Finance, Inc., 3.625%, 1/15/2032		581,000	535,489
JBS USA Lux S.A./JBS USA Food Co./JBS USA Finance, Inc., 6.5%, 12/01/2052		50,000	51,025
Kraft Heinz Foods Co., 4.375%, 6/01/2046		94,000	74,854
Mars, Inc., 4.8%, 3/01/2030 (n)		38,000	38,726
Mars, Inc., 5.2%, 3/01/2035 (n)		89,000	89,825
Mars, Inc., 5.7%, 5/01/2055 (n)		61,000	59,484
Nestle Finance International Ltd., 3.5%, 1/14/2045	EUR	40,000	44,491
Performance Food Group Co., 5.5%, 10/15/2027 (n)		$539,000	538,267
Performance Food Group Co., 6.125%, 9/15/2032 (n)		400,000	409,406
Post Holdings, Inc., 4.625%, 4/15/2030 (n)		1,048,000	1,010,674
Post Holdings, Inc., 6.25%, 10/15/2034 (n)		357,000	359,115
Primo Water Holdings Inc./Triton Water Holdings, 4.375%, 4/30/2029 (n)		1,167,000	1,128,258
U.S. Foods Holding Corp., 4.75%, 2/15/2029 (n)		991,000	976,125
U.S. Foods Holding Corp., 5.75%, 4/15/2033 (n)		151,000	151,493
Viking Baked Goods Acquisition Corp., 8.625%, 11/01/2031 (n)		498,000	493,209
			$8,219,635
Forest & Paper Products – 0.5%
Graphic Packaging International LLC, 1.512%, 4/15/2026 (n)		$79,000	$77,278
Graphic Packaging International LLC, 6.375%, 7/15/2032 (n)		792,000	804,709
Smurfit Kappa Treasury Co., 7.5%, 11/20/2025		55,000	55,248
Veritiv Operating Co., 10.5%, 11/30/2030 (n)		552,000	597,522
			$1,534,757
Gaming & Lodging – 3.2%
888 Acquisitions Ltd., 10.75%, 5/15/2030	GBP	100,000	$139,794
CCM Merger, Inc., 6.375%, 5/01/2026 (n)		$617,000	617,589
CDI Escrow Issuer, Inc., 5.75%, 4/01/2030 (n)		1,285,000	1,285,203
Flutter Treasury DAC, 5.875%, 6/04/2031 (n)		200,000	203,642
Flutter Treasury DAC, 6.125%, 6/04/2031	GBP	100,000	136,066
Hilton Domestic Operating Co., Inc., 4.875%, 1/15/2030		$1,229,000	1,225,614
Hilton Domestic Operating Co., Inc., 3.625%, 2/15/2032 (n)		644,000	587,822
Hilton Domestic Operating Co., Inc., 5.875%, 3/15/2033 (n)		287,000	292,893
Las Vegas Sands Corp., 3.9%, 8/08/2029		89,000	85,841
Marriott International, Inc., 2.85%, 4/15/2031		90,000	82,554
Melco Resorts Finance Limited, 5.375%, 12/04/2029		955,000	919,373
Wyndham Hotels & Resorts, Inc., 4.375%, 8/15/2028 (n)		814,000	794,718
Wynn Macau Ltd., 5.625%, 8/26/2028 (n)		1,388,000	1,380,256
Wynn Macau Ltd., 6.75%, 2/15/2034 (n)		244,000	245,133
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.125%, 10/01/2029 (n)		831,000	829,412
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 7.125%, 2/15/2031 (n)		162,000	174,380
			$9,000,290
Industrial – 0.9%
AECOM, 6%, 8/01/2033 (n)		$872,000	$890,011
APi Escrow Corp., 4.75%, 10/15/2029 (n)		1,087,000	1,068,473
Booz Allen Hamilton, Inc., 5.95%, 4/15/2035		61,000	62,777
Brundage-Bone Concrete Pumping Holdings, Inc., 7.5%, 2/01/2032 (n)		361,000	360,189

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Industrial – continued
Pachelbel Bidco Spa, 7.125%, 5/17/2031 (n)	EUR	100,000	$126,421
Trustees of the University of Pennsylvania, 2.396%, 10/01/2050		$35,000	20,164
			$2,528,035
Insurance – 0.3%
Aviva PLC, 4.625%, 8/28/2056	EUR	100,000	$118,977
Corebridge Financial, Inc., 4.35%, 4/05/2042		$68,000	57,215
Corebridge Global Funding, 4.9%, 8/21/2032 (n)		69,000	69,199
Legal and General Group PLC, 4.375%, 9/04/2055	EUR	100,000	116,313
MetLife, Inc., 5.3%, 12/15/2034		$63,000	64,843
Nippon Life Insurance Co., 4.114% to 1/23/2035, FLR (EUR ICE Swap Rate - 5yr. + 2.6%) to 1/23/2055	EUR	100,000	117,326
Northwestern Mutual Life Insurance Co., 6.17%, 5/29/2055 (n)		$104,000	108,469
Sammons Financial Group, Inc., 6.875%, 4/15/2034 (n)		62,000	67,207
			$719,549
Insurance - Health – 0.1%
Elevance Health, Inc., 5.375%, 6/15/2034		$39,000	$39,867
Humana, Inc., 5.375%, 4/15/2031		31,000	31,996
Humana, Inc., 5.55%, 5/01/2035		83,000	83,924
UnitedHealth Group, Inc., 5.15%, 7/15/2034		77,000	78,233
			$234,020
Insurance - Property & Casualty – 3.2%
Acrisure LLC/Acrisure Finance, Inc., 8.25%, 2/01/2029 (n)		$480,000	$498,584
Acrisure LLC/Acrisure Finance, Inc., 6%, 8/01/2029 (n)		538,000	527,243
Acrisure LLC/Acrisure Finance, Inc., 7.5%, 11/06/2030 (n)		175,000	181,316
Acrisure LLC/Acrisure Finance, Inc., 6.75%, 7/01/2032 (n)		360,000	369,362
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 5.875%, 11/01/2029 (n)		447,000	441,664
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 7%, 1/15/2031 (n)		496,000	512,984
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.5%, 10/01/2031 (n)		1,082,000	1,106,049
American International Group, Inc., 5.125%, 3/27/2033		55,000	56,137
AmWINS Group Benefits, Inc., 6.375%, 2/15/2029 (n)		304,000	311,566
AmWINS Group Benefits, Inc., 4.875%, 6/30/2029 (n)		412,000	401,936
Amynta Agency Borrower, Inc., 7.5%, 7/15/2033 (n)		407,000	415,749
Arthur J. Gallagher & Co., 5%, 2/15/2032		12,000	12,215
Arthur J. Gallagher & Co., 6.5%, 2/15/2034		26,000	28,526
Arthur J. Gallagher & Co., 5.75%, 3/02/2053		45,000	43,484
Baldwin Insurance Group Holdings LLC, 7.125%, 5/15/2031 (n)		1,100,000	1,141,627
Brown & Brown, Inc., 5.25%, 6/23/2032		13,000	13,288
Brown & Brown, Inc., 6.25%, 6/23/2055		16,000	16,358
Fairfax Financial Holdings Ltd., 4.25%, 12/06/2027	CAD	106,000	78,599
Fairfax Financial Holdings Ltd., 5.75%, 5/20/2035 (n)		$69,000	70,469
Fairfax Financial Holdings Ltd., 6.35%, 3/22/2054		77,000	78,444
Hub International Ltd., 5.625%, 12/01/2029 (n)		316,000	317,069
Hub International Ltd., 7.25%, 6/15/2030 (n)		843,000	881,756
Hub International Ltd., 7.375%, 1/31/2032 (n)		297,000	312,394
Marsh & McLennan Cos., Inc., 4.85%, 11/15/2031		46,000	47,071
Marsh & McLennan Cos., Inc., 5.4%, 3/15/2055		65,000	61,688
Panther Escrow Issuer, 7.125%, 6/01/2031 (n)		1,031,000	1,069,858
			$8,995,436
Interactive Media Services – 0.3%
Snap, Inc., 6.875%, 3/01/2033 (n)		$743,000	$750,723
Snap, Inc., 6.875%, 3/15/2034 (n)		175,000	175,457
			$926,180

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
International Market Quasi-Sovereign – 0.3%
Belfius Bank S.A. (Kingdom of Belgium), 3.375%, 5/28/2030	EUR	100,000	$117,767
EnBW International Finance B.V. (Federal Republic of Germany), 3.75%, 11/20/2035		40,000	46,811
Landsbankinn hf. (Republic of Iceland), 3.75%, 10/08/2029		100,000	119,180
Logicor Financing S.à r.l. (Grand Duchy of Luxembourg), 3.75%, 7/14/2032		100,000	115,882
NBN Co. Ltd. (Commonwealth of Australia), 5.75%, 10/06/2028 (n)		$200,000	209,564
NBN Co. Ltd. (Commonwealth of Australia), 3.375%, 11/29/2032	EUR	100,000	118,486
P3 Group S.à r.l. (Grand Duchy of Luxembourg), 4%, 4/19/2032		100,000	117,875
RTE Reseau de Transport d'Electricite (Republic of France), 3.5%, 10/02/2036		100,000	114,507
			$960,072
International Market Sovereign – 8.0%
Commonwealth of Australia, 1%, 11/21/2031	AUD	5,984,000	$3,313,011
Commonwealth of Australia, 1.75%, 11/21/2032		8,790,000	4,956,222
Commonwealth of Australia, 3.5%, 12/21/2034		1,187,000	734,122
Commonwealth of Australia, 2.75%, 5/21/2041		588,000	303,486
Federal Republic of Germany, 2.5%, 8/15/2054	EUR	135,000	134,438
Government of Bermuda, 5%, 7/15/2032 (n)		$560,000	564,138
Government of Canada, 1.5%, 6/01/2031	CAD	2,089,000	1,399,273
Government of Canada, 3.25%, 12/01/2034		63,000	45,507
Government of France, 2.7%, 2/25/2031 (n)	EUR	620,000	720,873
Government of Japan, 1%, 3/20/2030	JPY	75,000,000	507,492
Government of Japan, 1.4%, 3/20/2035		166,500,000	1,114,759
Government of Japan, 0.3%, 12/20/2039		172,550,000	911,014
Government of Japan, 0.4%, 3/20/2050		151,000,000	576,894
Government of Japan, 0.7%, 12/20/2051		65,000,000	255,639
Government of Japan, 2.4%, 3/20/2055		42,500,000	249,375
Kingdom of Spain, 3.15%, 4/30/2035 (n)	EUR	268,000	310,673
Kingdom of Spain, 3.9%, 7/30/2039 (n)		783,000	937,430
Kingdom of Norway, 3.75%, 6/12/2035 (n)	NOK	5,688,000	556,361
Republic of Iceland, 5%, 11/15/2028	ISK	32,400,000	246,332
Republic of Italy, 4.15%, 10/01/2039 (n)	EUR	935,000	1,118,499
Republic of Italy, 4.3%, 10/01/2054 (n)		380,000	427,954
United Kingdom Treasury, 4%, 10/22/2031	GBP	207,851	276,805
United Kingdom Treasury, 1.25%, 10/22/2041		2,610,000	2,011,623
United Kingdom Treasury, 1.5%, 7/22/2047		494,000	330,319
United Kingdom Treasury, 3.75%, 7/22/2052		571,000	577,079
			$22,579,318
Internet – 0.0%
Alphabet, Inc., 4%, 5/06/2054	EUR	100,000	$111,821
Local Authorities – 0.1%
Alliander N.V., 3.5%, 5/06/2037	EUR	100,000	$115,892
Province of British Columbia, 2.95%, 6/18/2050	CAD	115,000	62,293
			$178,185
Machinery & Tools – 0.7%
CNH Industrial Capital LLC, 5.5%, 1/12/2029		$35,000	$36,286
CNH Industrial NV, 3.875%, 9/03/2035	EUR	100,000	115,573
Manitowoc Co., Inc., 9.25%, 10/01/2031 (n)		$481,000	506,258
Ritchie Bros Holdings, Inc., 7.75%, 3/15/2031 (n)		1,353,000	1,419,830
			$2,077,947
Major Banks – 1.1%
Bank of America Corp., 5.202% to 4/25/2028, FLR (SOFR - 1 day + 1.63%) to 4/25/2029		$59,000	$60,497
Bank of America Corp., 2.687% to 4/22/2031, FLR (SOFR - 1 day + 1.32%) to 4/22/2032		69,000	62,596
Bank of America Corp., 5.425% to 8/15/2034, FLR (SOFR - 1 day + 1.913%) to 8/15/2035		71,000	71,465
Bank of America Corp., 5.464% to 5/09/2035, FLR (SOFR - 1 day + 1.64%) to 5/09/2036		50,000	51,359
Citigroup, Inc., 4.296% to 7/23/2035, FLR (EURIBOR - 3mo. + 1.611%) to 7/23/2036	EUR	100,000	117,552

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Major Banks – continued
Citigroup, Inc., 6.875% to 8/15/2030, FLR (CMT - 5yr. + 2.89%) to 11/15/2173		$158,000	$160,766
Commonwealth Bank of Australia, 2.688%, 3/11/2031 (n)		221,000	199,948
Credit Agricole S.A., 3.75%, 5/27/2035	EUR	100,000	115,781
Danske Bank A.S., 3.5%, 5/26/2033		110,000	129,209
Danske Bank A.S., 3.5%, 11/19/2035		100,000	116,481
Deutsche Bank AG, 5.373% to 1/10/2028, FLR (SOFR - 1 day + 1.21%) to 1/10/2029		$150,000	153,389
Erste Group Bank AG, 6.375%, 11/20/2173	EUR	200,000	240,549
Goldman Sachs Group, Inc., 4.692% to 10/23/2029, FLR (SOFR - 1 day + 1.135%) to 10/23/2030		$96,000	97,055
Goldman Sachs Group, Inc., 5.016% to 10/23/2034, FLR (SOFR - 1 day + 1.42%) to 10/23/2035		98,000	97,385
JPMorgan Chase & Co., 5.581% to 4/22/2029, FLR (SOFR - 1 day + 1.16%) to 4/22/2030		115,000	120,060
JPMorgan Chase & Co., 1.953% to 2/04/2031, FLR (SOFR - 1 day + 1.065%) to 2/04/2032		108,000	94,950
JPMorgan Chase & Co., 5.502% to 1/24/2035, FLR (SOFR - 1 day + 1.315%) to 1/24/2036		75,000	77,442
JPMorgan Chase & Co., 3.328% to 4/22/2051, FLR (SOFR - 1 day + 1.58%) to 4/22/2052		28,000	19,372
Morgan Stanley, 3.622% to 4/01/2030, FLR (SOFR - 1 day + 3.12%) to 4/01/2031		154,000	149,005
Morgan Stanley, 5.424% to 7/21/2033, FLR (SOFR - 1 day + 1.88%) to 7/21/2034		134,000	138,346
NatWest Group PLC, 3.632%, 9/03/2034	EUR	110,000	128,326
PNC Financial Services Group, Inc., 5.676% to 1/22/2034, FLR (SOFR - 1 day + 1.902%) to 1/22/2035		$75,000	78,191
PNC Financial Services Group, Inc., 5.575% to 1/29/2035, FLR (SOFR - 1 day + 1.394%) to 1/29/2036		27,000	27,872
UBS Group AG, 2.746% to 2/11/2032, FLR (CMT - 1yr. + 1.1%) to 2/11/2033 (n)		200,000	176,274
Unicaja Banco S.A., 3.5% to 6/30/2030, FLR (EUR ICE Swap Rate - 1yr. + 1.35%) to 6/30/2031	EUR	100,000	117,801
UniCredit S.p.A., 3.725%, 6/10/2035		100,000	117,151
Wells Fargo & Co., 3.526% to 3/24/2027, FLR (SOFR - 1 day + 1.51%) to 3/24/2028		$45,000	44,520
Wells Fargo & Co., 5.244% to 1/24/2030, FLR (SOFR - 1 day + 1.11%) to 1/24/2031		28,000	28,924
Wells Fargo & Co., 3.35% to 3/02/2032, FLR (SOFR - 1 day + 1.5%) to 3/02/2033		86,000	79,298
			$3,071,564
Medical & Health Technology & Services – 3.4%
180 Medical, Inc., 3.875%, 10/15/2029 (n)		$965,000	$925,572
Acadia Healthcare Co., Inc., 7.375%, 3/15/2033 (n)		476,000	495,699
Bausch & Lomb Escrow Corp., 8.375%, 10/01/2028 (n)		519,000	540,616
CHS/Community Health Systems, Inc., 6.125%, 4/01/2030 (n)		344,000	247,206
CHS/Community Health Systems, Inc., 5.25%, 5/15/2030 (n)		1,535,000	1,375,859
Concentra, Inc., 6.875%, 7/15/2032 (n)		820,000	850,056
Encompass Health Corp., 5.75%, 9/15/2025		70,000	69,930
Encompass Health Corp., 4.75%, 2/01/2030		845,000	833,035
Encompass Health Corp., 4.625%, 4/01/2031		246,000	238,508
HCA, Inc., 5.125%, 6/15/2039		54,000	50,939
IQVIA, Inc., 5%, 5/15/2027 (n)		427,000	425,278
IQVIA, Inc., 6.5%, 5/15/2030 (n)		600,000	622,170
IQVIA, Inc., 6.25%, 6/01/2032 (n)		317,000	326,769
Lifepoint Health, Inc., 9.875%, 8/15/2030 (n)		516,000	558,710
Lifepoint Health, Inc., 11%, 10/15/2030 (n)		367,000	404,572
Lifepoint Health, Inc., 10%, 6/01/2032 (n)		259,000	266,742
New York Society for the Relief of the Ruptured & Crippled, 2.667%, 10/01/2050		88,000	52,449
ProMedica Toledo Hospital, “B”, AGM, 6.015%, 11/15/2048		142,000	138,297
Surgery Center Holdings, Inc., 7.25%, 4/15/2032 (n)		628,000	651,291
U.S. Acute Care Solutions LLC, 9.75%, 5/15/2029 (n)		611,000	627,024
			$9,700,722
Medical Equipment – 0.9%
Insulet Corp., 6.5%, 4/01/2033 (n)		$708,000	$734,018
Medline Borrower LP, 3.875%, 4/01/2029 (n)		290,000	278,472
Medline Borrower LP, 5.25%, 10/01/2029 (n)		833,000	824,902
Medline Borrower LP/Medline Co-Issuer, Inc., 6.25%, 4/01/2029 (n)		614,000	630,759
			$2,468,151

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Metals & Mining – 2.5%
Baffinland Iron Mines Corp./Baffinland Iron Mines LP, 8.75%, 7/15/2026 (n)		$730,000	$683,634
BHP Billiton Finance Ltd., 3.643%, 9/04/2035	EUR	100,000	116,740
Cleveland-Cliffs, Inc., 7%, 3/15/2032 (n)		$401,000	398,653
FMG Resources Ltd., 5.875%, 4/15/2030 (n)		178,000	181,784
FMG Resources Ltd., 4.375%, 4/01/2031 (n)		1,916,000	1,821,869
Glencore Capital Finance DAC, 3.75%, 2/04/2032	EUR	100,000	118,120
Mineral Resources Ltd., 9.25%, 10/01/2028 (n)		$822,000	859,333
Novelis, Inc., 4.75%, 1/30/2030 (n)		761,000	731,827
Novelis, Inc., 6.875%, 1/30/2030 (n)		505,000	523,995
Novelis, Inc., 3.875%, 8/15/2031 (n)		343,000	311,065
Petra Diamonds US$ Treasury PLC, 9.75%, 3/08/2026 (z)		305,656	172,699
Rio Tinto Finance (USA) PLC, 5%, 3/14/2032		74,000	75,855
Samarco Mineracao S.A., 9% PIK to 12/30/2025, (4% Cash + 5% PIK) to 12/30/2026, (5.5% Cash + 3.5% PIK) to 12/30/2027, 9.25% Cash to 12/30/2029, 9.5% Cash to 6/30/2031 (p)		564,656	561,950
Taseko Mines Ltd., 8.25%, 5/01/2030 (n)		587,000	617,157
			$7,174,681
Midstream – 5.0%
Buckeye Partners LP, 6.75%, 2/01/2030 (n)		$537,000	$557,752
Buckeye Partners LP, 5.85%, 11/15/2043		202,000	180,950
Cheniere Energy Partners LP, 5.55%, 10/30/2035 (n)		73,000	73,671
Columbia Pipelines Operating Co. LLC, 6.036%, 11/15/2033 (n)		18,000	19,054
Columbia Pipelines Operating Co. LLC, 6.544%, 11/15/2053 (n)		59,000	61,036
Delek Logistics Partners LP/Delek Logistics Corp., 8.625%, 3/15/2029 (n)		748,000	781,890
Delek Logistics Partners LP/Delek Logistics Corp., 7.375%, 6/30/2033 (n)		320,000	320,208
Eastern Energy Gas Holdings LLC, 5.65%, 10/15/2054		78,000	74,471
Energy Transfer LP, 5.95%, 5/15/2054		60,000	56,179
Genesis Energy LP/Genesis Energy Finance Corp., 8.25%, 1/15/2029		897,000	936,506
NFE Financing LLC, 12%, 11/15/2029 (n)		407,969	149,929
NuStar Logistics LP, 6.375%, 10/01/2030		692,000	716,491
Pembina Pipeline Corp., 5.22%, 6/28/2033	CAD	54,000	41,287
Pembina Pipeline Corp., 4.81%, 3/25/2044		97,000	65,176
Peru LNG, 5.375%, 3/22/2030		$431,701	410,416
Plains All American Pipeline LP, 5.7%, 9/15/2034		70,000	71,406
Prairie Acquiror LP, 9%, 8/01/2029 (n)		542,000	565,097
Rockies Express Pipeline LLC, 6.75%, 3/15/2033 (n)		313,000	326,952
Rockies Express Pipeline LLC, 6.875%, 4/15/2040 (n)		608,000	612,128
Sunoco LP, 7.25%, 5/01/2032 (n)		946,000	1,000,753
Tallgrass Energy Partners LP, 5.5%, 1/15/2028 (n)		990,000	988,336
Tallgrass Energy Partners LP, 7.375%, 2/15/2029 (n)		594,000	612,024
Targa Resources Corp., 4.95%, 4/15/2052		53,000	43,843
TransMontaigne Partners LLC, 8.5%, 6/15/2030 (n)		412,000	433,365
Venture Global LNG, Inc., 8.125%, 6/01/2028 (n)		609,000	631,048
Venture Global LNG, Inc., 9.5%, 2/01/2029 (n)		656,000	721,215
Venture Global LNG, Inc., 7%, 1/15/2030 (n)		289,000	297,799
Venture Global LNG, Inc., 8.375%, 6/01/2031 (n)		1,030,000	1,080,653
Venture Global LNG, Inc., 9% to 9/30/2029, FLR (CMT - 5yr. + 5.44%) to 3/30/2173 (n)		739,000	733,858
Venture Global Plaquemines LNG LLC, 7.5%, 5/01/2033 (n)		209,000	229,246
Venture Global Plaquemines LNG LLC, 6.5%, 1/15/2034 (n)		552,000	576,270
Venture Global Plaquemines LNG LLC, 6.75%, 1/15/2036 (n)		552,000	579,296
			$13,948,305
Mortgage-Backed – 2.1%
Fannie Mae, 6.5%, 4/01/2032 - 1/01/2033		$9,025	$9,375
Fannie Mae, 5.5%, 7/01/2033 - 7/01/2035		32,246	32,959
Fannie Mae, 6%, 8/01/2034 - 8/01/2054		65,295	67,240
Fannie Mae, 3.5%, 12/01/2047		31,679	29,353
Fannie Mae, 4%, 9/25/2050 (i)		107,982	21,118
Fannie Mae, 5.148%, 10/25/2052		182,722	179,910

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Fannie Mae, 5.798%, 1/25/2055	$159,930	$161,610
Fannie Mae, 5.698%, 7/25/2055	137,616	138,500
Fannie Mae, UMBS, 2%, 4/01/2042 - 11/01/2051	200,321	169,386
Fannie Mae, UMBS, 6.5%, 2/01/2043	22,742	23,606
Fannie Mae, UMBS, 3.5%, 5/01/2049 - 7/01/2050	103,838	95,370
Fannie Mae, UMBS, 2.5%, 1/01/2050 - 2/01/2052	524,895	437,569
Fannie Mae, UMBS, 3%, 5/01/2051 - 12/01/2051	360,496	314,131
Fannie Mae, UMBS, 5%, 8/01/2052	144,656	143,358
Fannie Mae, UMBS, 4%, 10/01/2052	433,993	405,105
Fannie Mae, UMBS, 5.5%, 11/01/2052	92,892	93,860
Freddie Mac, 1.486%, 3/25/2027 (i)	448,000	8,468
Freddie Mac, 0.26%, 2/25/2028 (i)	36,576,000	128,056
Freddie Mac, 0.429%, 2/25/2028 (i)	15,572,000	113,730
Freddie Mac, 0.25%, 4/25/2028 (i)	15,983,000	59,342
Freddie Mac, 1.212%, 7/25/2029 (i)	1,835,427	64,842
Freddie Mac, 0.734%, 1/25/2030 (i)	355,086	8,183
Freddie Mac, 1.913%, 4/25/2030 (i)	845,640	61,361
Freddie Mac, 1.954%, 4/25/2030 (i)	731,897	54,696
Freddie Mac, 1.769%, 5/25/2030 (i)	896,340	62,552
Freddie Mac, 1.906%, 5/25/2030 (i)	2,034,877	151,400
Freddie Mac, 1.435%, 6/25/2030 (i)	821,458	46,483
Freddie Mac, 1.701%, 8/25/2030 (i)	719,995	49,932
Freddie Mac, 1.262%, 9/25/2030 (i)	455,646	23,590
Freddie Mac, 1.17%, 11/25/2030 (i)	901,677	44,725
Freddie Mac, 0.413%, 1/25/2031 (i)	3,161,408	42,726
Freddie Mac, 0.606%, 3/25/2031 (i)	3,712,066	84,916
Freddie Mac, 1.039%, 7/25/2031 (i)	670,491	32,936
Freddie Mac, 0.632%, 9/25/2031 (i)	2,699,427	77,212
Freddie Mac, 0.664%, 12/25/2031 (i)	659,754	19,580
Freddie Mac, 6%, 8/01/2034	16,292	16,709
Freddie Mac, 5.748%, 2/25/2055 - 6/25/2055	225,954	227,798
Freddie Mac, 7.898%, 8/25/2055	92,340	92,644
Freddie Mac, UMBS, 4.5%, 7/01/2038 - 11/01/2053	182,740	178,351
Freddie Mac, UMBS, 2%, 8/01/2051 - 9/01/2051	62,421	49,944
Freddie Mac, UMBS, 3%, 4/01/2052 - 5/01/2052	613,440	532,729
Freddie Mac, UMBS, 5%, 11/01/2052	191,013	189,475
Freddie Mac, UMBS, 6%, 8/01/2053	44,948	46,229
Freddie Mac, UMBS, 6.5%, 11/01/2054	64,935	67,574
Ginnie Mae, 4.754%, 10/20/2045	68,329	66,401
Ginnie Mae, 2.5%, 8/20/2051 - 10/20/2052	371,073	316,483
Ginnie Mae, 3%, 4/20/2052 - 11/20/2052	103,622	91,987
Ginnie Mae, 4%, 7/20/2052 - 11/20/2052	90,502	85,103
Ginnie Mae, 5.5%, 2/20/2053 - 10/20/2053	96,661	97,889
Ginnie Mae, 5%, 3/20/2053 - 4/20/2053	162,991	162,218
Ginnie Mae, 5.395%, 10/20/2054	78,197	78,168
Ginnie Mae, 5.057%, 6/20/2055	123,722	125,500
Ginnie Mae, 5.132%, 6/20/2055	99,772	98,686
Ginnie Mae, TBA, 3.5%, 9/22/2055 - 10/15/2055	75,000	68,197
		$6,049,265
Municipals – 0.3%
Iowa Student Loan Liquidity Corp. Rev., Taxable, “A”, 5.08%, 12/01/2039	$60,000	$57,442
Massachusetts Educational Financing Authority, Education Loan Rev., Taxable, “A”, 2.641%, 7/01/2037	115,000	107,394
Massachusetts Educational Financing Authority, Education Loan Rev., Taxable, “A”, 4.949%, 7/01/2038	145,000	141,185
Massachusetts Housing Finance Agency, Single Family Housing Rev., Taxable, “226”, 5.562%, 12/01/2052	145,000	148,277
Michigan Finance Authority, Hospital Rev., Taxable (Trinity Health Credit Group), 3.384%, 12/01/2040	70,000	58,470
Oklahoma Development Finance Authority, Health System Rev., Taxable (OU Medicine Project), “C”, 5.45%, 8/15/2028	246,000	241,161
		$753,929

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Natural Gas - Distribution – 0.1%
Boston Gas Co., 5.843%, 1/10/2035 (n)		$89,000	$93,314
Vier Gas Transport GmbH, 3.375%, 11/11/2031	EUR	100,000	117,046
			$210,360
Natural Gas - Pipeline – 0.1%
APA Infrastructure Ltd., 5.125%, 9/16/2034 (n)		$61,000	$61,134
APA Infrastructure Ltd., 2.5%, 3/15/2036	GBP	100,000	99,220
APA Infrastructure Ltd., 5.75%, 9/16/2044 (n)		$23,000	22,390
			$182,744
Network & Telecom – 0.9%
Altice Financing S.A., 5.75%, 8/15/2029 (n)		$275,000	$217,937
Frontier Communications Holdings LLC, 6.75%, 5/01/2029 (n)		593,000	598,765
Iliad Holding S.A.S., 7%, 10/15/2028 (n)		781,000	794,774
Iliad Holding S.A.S., 5.375%, 4/15/2030 (n)	EUR	100,000	119,661
Iliad Holding S.A.S., 6.875%, 4/15/2031 (n)		366,000	452,711
NTT Finance Corp., 3.678%, 7/16/2033		100,000	118,438
NTT Finance Corp., 4.091%, 7/16/2037		100,000	119,201
Windstream Services LLC/Windstream Escrow, 8.25%, 10/01/2031 (n)		$234,000	243,401
			$2,664,888
Oil Services – 0.7%
Nabors Industries, Inc., 8.875%, 8/15/2031 (n)		$703,000	$633,130
U.S.A. Compression Partners LP/Finance Co., 7.125%, 3/15/2029 (n)		821,000	841,588
Valaris Ltd., 8.375%, 4/30/2030 (n)		550,000	572,597
			$2,047,315
Oils – 0.0%
Marathon Petroleum Corp., 5.7%, 3/01/2035		$48,000	$49,019
Other Banks & Diversified Financials – 0.4%
AIB Group PLC, 6.608% to 9/13/2028, FLR (SOFR - 1 day + 2.33%) to 9/13/2029 (n)		$200,000	$212,731
CaixaBank S.A., 3.375%, 6/26/2035	EUR	100,000	115,682
Commerzbank AG, 3.75% to 6/06/2033, FLR (EURIBOR - 3mo. + 1.43%) to 6/06/2034		100,000	116,963
Commerzbank AG, 4.125% to 6/30/2032, FLR (EUR ICE Swap Rate - 5yr. +1.83%) to 6/30/2037		100,000	116,937
Deutsche Bank AG, 3% to 6/16/2028, FLR (EURIBOR - 3mo. + 1.05%) to 6/16/2029		100,000	117,210
Islandsbanki hf. (Republic of Iceland), 3.875%, 9/20/2030		100,000	119,860
M&T Bank Corp., 4.553% to 8/16/2027, FLR (SOFR - 1 day + 1.78%) to 8/16/2028		$41,000	41,167
M&T Bank Corp., 6.082% to 3/13/2031, FLR (SOFR - 1 day + 2.26%) to 3/13/2032		73,000	77,502
PKO Bank Polski S.A., 3.625%, 6/30/2031	EUR	100,000	117,505
Truist Financial Corp., 5.711% to 1/24/2034, FLR (SOFR - 1 day + 1.922%) to 1/24/2035		$27,000	28,126
			$1,063,683
Pharmaceuticals – 0.7%
1261229 B.C. Ltd., 10%, 4/15/2032 (n)		$451,000	$468,296
AbbVie, Inc., 5.35%, 3/15/2044		41,000	40,097
AbbVie, Inc., 5.4%, 3/15/2054		51,000	48,944
Bausch Health Co., Inc., 4.875%, 6/01/2028 (n)		454,000	409,735
Bausch Health Co., Inc., 5.25%, 1/30/2030 (n)		244,000	177,659
Biogen, Inc., 5.05%, 1/15/2031		56,000	57,471
Eli Lilly & Co., 5.5%, 2/12/2055		37,000	36,486
Grifols S.A., 7.125%, 5/01/2030	EUR	380,000	467,078
Johnson & Johnson, 3.55%, 6/01/2044		100,000	111,596
Rossini S.à r.l., 6.75%, 12/31/2029		114,000	140,659
Sandoz Finance B.V., 4%, 3/26/2035		100,000	118,671
			$2,076,692

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Pollution Control – 0.4%
GFL Environmental, Inc., 4%, 8/01/2028 (n)		$651,000	$634,712
GFL Environmental, Inc., 6.75%, 1/15/2031 (n)		195,000	203,567
Wrangler Holdco Corp., 6.625%, 4/01/2032 (n)		259,000	269,995
			$1,108,274
Precious Metals & Minerals – 0.7%
Eldorado Gold Corp., 6.25%, 9/01/2029 (n)		$706,000	$707,712
IAMGOLD Corp., 5.75%, 10/15/2028 (n)		475,000	471,725
New Gold, Inc., 6.875%, 4/01/2032 (n)		623,000	649,395
Northern Star Resources Ltd. Co., 6.125%, 4/11/2033 (n)		53,000	55,459
			$1,884,291
Printing & Publishing – 0.0%
Informa PLC, 3.375%, 6/09/2031	EUR	100,000	$116,491
Railroad & Shipping – 0.1%
Burlington Northern Sante Fe LLC, 5.5%, 3/15/2055		$83,000	$80,628
Union Pacific Corp., 3.25%, 2/05/2050		101,000	68,735
			$149,363
Real Estate - Healthcare – 0.2%
MPT Operating Partnership LP/MPT Finance Corp., REIT, 5%, 10/15/2027		$239,000	$226,398
MPT Operating Partnership LP/MPT Finance Corp., REIT, 8.5%, 2/15/2032 (n)		430,000	450,825
			$677,223
Real Estate - Office – 0.1%
Boston Properties LP, REIT, 3.65%, 2/01/2026		$71,000	$70,667
Boston Properties LP, REIT, 2.75%, 10/01/2026		23,000	22,600
Corporate Office Property LP, REIT, 2.25%, 3/15/2026		49,000	48,308
Corporate Office Property LP, REIT, 2%, 1/15/2029		21,000	19,391
Cousins Properties, Inc., REIT, 5.875%, 10/01/2034		36,000	37,223
			$198,189
Real Estate - Other – 0.9%
Lexington Realty Trust Co., 2.7%, 9/15/2030		$47,000	$42,766
Park Intermediate Holdings LLC, 4.875%, 5/15/2029 (n)		611,000	594,724
RHP Hotel Properties LP/RHP Finance Corp., 7.25%, 7/15/2028 (n)		1,134,000	1,167,161
RHP Hotel Properties LP/RHP Finance Corp., 6.5%, 4/01/2032 (n)		114,000	117,170
XHR LP, REIT, 4.875%, 6/01/2029 (n)		732,000	712,256
			$2,634,077
Real Estate - Retail – 0.1%
Hammerson PLC, 5.875%, 10/08/2036	GBP	100,000	$130,366
STORE Capital Corp., REIT, 2.75%, 11/18/2030		$113,000	101,978
STORE Capital Corp., REIT, 2.7%, 12/01/2031		6,000	5,222
WEA Finance LLC, REIT, 2.875%, 1/15/2027 (n)		79,000	77,252
			$314,818
Restaurants – 0.8%
1011778 B.C. ULC/New Red Finance, Inc., 6.125%, 6/15/2029 (n)		$763,000	$781,510
1011778 B.C. ULC/New Red Finance, Inc., 4%, 10/15/2030 (n)		430,000	402,058
Fertitta Entertainment LLC, 6.75%, 1/15/2030 (n)		703,000	661,136
New Red Finance, Inc., 5.625%, 9/15/2029 (n)		416,000	420,951
			$2,265,655
Retailers – 1.6%
Beach Acquisition Bidco LLC, 10% (10% Cash or 10.75% PIK), 7/15/2033 (n)(p)		$579,000	$614,582
El Corte Inglés S.A., 3.5%, 7/24/2033	EUR	100,000	115,392
Home Depot, Inc., 3.625%, 4/15/2052		$112,000	81,151

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Retailers – continued
L Brands, Inc., 6.625%, 10/01/2030 (n)		$671,000	$688,843
Macy’s Retail Holdings LLC, 5.875%, 3/15/2030 (n)		42,000	41,591
Macy's Retail Holdings LLC, 7.375%, 8/01/2033 (n)		577,000	592,453
Mavis Tire Express Services Corp., 6.5%, 5/15/2029 (n)		432,000	431,561
Maxeda DIY Holding B.V., 5.875%, 10/01/2026	EUR	345,000	379,643
Parkland Corp., 4.625%, 5/01/2030 (n)		$712,000	689,176
Parkland Corp., 6.625%, 8/15/2032 (n)		116,000	119,471
Penske Automotive Group Co., 3.75%, 6/15/2029		659,000	628,350
			$4,382,213
Specialty Chemicals – 0.1%
International Flavors & Fragrances, Inc., 5%, 9/26/2048		$39,000	$33,537
Linde PLC, 3.25%, 2/18/2037	EUR	100,000	113,016
			$146,553
Specialty Stores – 0.7%
Carvana Co., 9%, 12/01/2028 (n)(p)		$206,385	$211,085
Carvana Co., 9%, 6/01/2031 (n)(p)		1,191,000	1,351,294
DICK'S Sporting Goods, 4.1%, 1/15/2052		53,000	37,596
Michael Cos., Inc., 5.25%, 5/01/2028 (n)		328,000	258,864
Michael Cos., Inc., 7.875%, 5/01/2029 (n)		368,000	249,483
			$2,108,322
Supermarkets – 0.9%
Albertsons Cos. LLC/Safeway, Inc., 6.25%, 3/15/2033 (n)		$1,271,000	$1,300,095
KeHE Distributors LLC/KeHE Finance Corp., 9%, 2/15/2029 (n)		963,000	1,013,768
Kroger Co., 5.5%, 9/15/2054		56,000	52,435
Tesco Corporate Treasury Services PLC, 3.375%, 5/06/2032	EUR	100,000	116,797
Tesco Corporate Treasury Services PLC, 5.125%, 5/22/2034	GBP	100,000	130,424
			$2,613,519
Supranational – 0.4%
European Union, 3%, 3/04/2053	EUR	527,000	$509,954
International Bank for Reconstruction and Development, 4.125%, 10/22/2030	GBP	375,000	504,572
			$1,014,526
Telecommunications - Wireless – 1.0%
Altice France S.A., 8.125%, 2/01/2027 (n)		$345,000	$319,396
Altice France S.A., 5.5%, 1/15/2028 (n)		784,000	689,920
Altice France S.A., 5.125%, 7/15/2029 (n)		200,000	171,000
Millicom International Cellular S.A., 5.125%, 1/15/2028		635,400	629,685
T-Mobile USA, Inc., 3.875%, 4/15/2030		54,000	52,893
T-Mobile USA, Inc., 5.05%, 7/15/2033		60,000	60,615
T-Mobile USA, Inc., 5.75%, 1/15/2034		26,000	27,303
WP/AP Telecom Holdings III B.V., 5.5%, 1/15/2030	EUR	100,000	117,488
Zegona Finance PLC, 6.75%, 7/15/2029 (n)		90,000	111,456
Zegona Finance PLC, 8.625%, 7/15/2029 (n)		$537,000	571,169
			$2,750,925
Telephone Services – 0.7%
Deutsche Telekom AG, 3.625%, 2/03/2045	EUR	30,000	$32,456
Level 3 Financing, Inc., 3.875%, 10/15/2030 (n)		$448,047	380,840
Level 3 Financing, Inc., 6.875%, 6/30/2033 (n)		316,769	319,612
Level 3 Financing, Inc., 7%, 3/31/2034 (n)		292,284	294,269
TELUS Corp., 2.85%, 11/13/2031	CAD	151,000	103,341
Uniti Group/CSL Capital Co., 6.5%, 2/15/2029 (n)		$587,000	559,059
Uniti Group/CSL Capital Co., 8.625%, 6/15/2032 (n)		316,000	310,726
			$2,000,303

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Tobacco – 0.3%
JT International Financial Services B.V., 3.87%, 9/04/2055	EUR	100,000	$117,026
Philip Morris International, Inc., 4.75%, 11/01/2031		$76,000	77,097
Turning Point Brands, Inc., 7.625%, 3/15/2032 (n)		731,000	764,194
			$958,317
Transportation - Services – 0.5%
Aeroporti Di Roma S.p.A, 3.625%, 6/15/2032	EUR	100,000	$117,260
Avis Budget Finance PLC, 7.25%, 7/31/2030 (n)		517,000	621,443
Edge Finco PLC, 8.125%, 8/15/2031	GBP	114,000	163,511
Element Fleet Management Corp., 6.271%, 6/26/2026 (n)		$60,000	60,814
Element Fleet Management Corp., 6.319%, 12/04/2028 (n)		38,000	40,232
Heathrow Funding Ltd., 3.875%, 1/16/2038	EUR	100,000	115,855
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2043 (n)		$494,697	165,872
			$1,284,987
U.S. Treasury Obligations – 19.6%
U.S. Treasury Bonds, 1.125%, 8/15/2040 (f)		$15,219,000	$9,369,197
U.S. Treasury Bonds, 3.875%, 5/15/2043		5,513,000	4,887,188
U.S. Treasury Bonds, 4.75%, 2/15/2045		19,000	18,718
U.S. Treasury Bonds, 4.75%, 11/15/2053		5,281,000	5,133,710
U.S. Treasury Notes, 4.125%, 8/31/2030		8,238,000	8,392,784
U.S. Treasury Notes, 4.875%, 10/31/2030		5,878,000	6,192,105
U.S. Treasury Notes, 2.75%, 8/15/2032 (f)		14,669,000	13,619,823
U.S. Treasury Notes, 4%, 2/15/2034		6,200,000	6,163,672
U.S. Treasury Notes, 4.625%, 2/15/2035		1,500,000	1,551,328
			$55,328,525
Utilities - Electric Power – 3.2%
AEP Transmission Co. LLC, 5.375%, 6/15/2035		$56,000	$57,367
Algonquin Power & Utilities Corp., 5.365%, 6/15/2026		28,000	28,198
American Transmission Systems, Inc., 2.65%, 1/15/2032 (n)		86,000	76,430
Amprion GmbH, 3.875%, 6/05/2036	EUR	100,000	116,859
Berkshire Hathaway Energy Co., 5.15%, 11/15/2043		$20,000	19,007
Berkshire Hathaway Energy Co., 4.6%, 5/01/2053		17,000	14,113
Bruce Power LP, 2.68%, 12/21/2028	CAD	82,000	58,472
Bruce Power LP, 4.27%, 12/21/2034		93,000	66,894
Calpine Corp., 4.5%, 2/15/2028 (n)		$663,000	656,643
Clearway Energy Operating LLC, 3.75%, 2/15/2031 (n)		1,354,000	1,245,418
ContourGlobal Power Holdings S.A., 5%, 2/28/2030 (n)	EUR	100,000	119,699
ContourGlobal Power Holdings S.A., 6.75%, 2/28/2030 (n)		$200,000	206,500
Duke Energy Carolinas LLC, 4.95%, 1/15/2033		20,000	20,448
Duke Energy Florida LLC, 6.2%, 11/15/2053		72,000	76,331
E.ON International Finance B.V., 3.5%, 9/03/2035	EUR	110,000	127,300
E.ON International Finance B.V., 5.875%, 10/30/2037	GBP	50,000	66,754
Enel Finance International N.V., 2.5%, 7/12/2031 (n)		$200,000	178,223
ENGIE Energia Chile S.A., 6.375%, 4/17/2034 (n)		200,000	210,183
Entergy Corp., 0.9%, 9/15/2025		87,000	86,885
EPH Financing International A.S., 4.625%, 7/02/2032	EUR	100,000	118,681
Eversource Energy, 5.5%, 1/01/2034		$55,000	56,220
Florida Power & Light Co., 2.875%, 12/04/2051		46,000	28,756
Georgia Power Co., 4.95%, 5/17/2033		55,000	55,671
Jersey Central Power & Light Co., 2.75%, 3/01/2032 (n)		28,000	24,863
National Grid North America, Inc., 3.917%, 6/03/2035	EUR	100,000	117,527
NextEra Energy Capital Holdings, Inc., 5.749%, 9/01/2025		$58,000	58,000
Northern States Power Co. of Minnesota, 5.05%, 5/15/2035		56,000	56,603
Oncor Electric Delivery Co. LLC, 5.35%, 4/01/2035 (n)		85,000	87,381
Pacific Gas & Electric Co., 6.1%, 1/15/2029		18,000	18,783
Pacific Gas & Electric Co., 6.4%, 6/15/2033		17,000	18,058
Pacific Gas & Electric Co., 5.9%, 10/01/2054		22,000	20,572

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Utilities - Electric Power – continued
PG&E Corp., 5.25%, 7/01/2030		$1,220,000	$1,188,974
PG&E Corp., 7.375% to 3/15/2030, FLR (CMT - 5yr. + 3.883%) to 3/15/2055		297,000	294,738
PPL Electric Utilities Corp. 1st Mortgage, 5.25%, 5/15/2053		76,000	72,013
PSEG Power LLC, 5.2%, 5/15/2030 (n)		79,000	81,284
Star Energy Geothermal (Wayang Windu) Ltd., 6.75%, 4/24/2033 (n)		618,788	638,899
Terna Rete Elettrica Nazionale S.p.A., 3%, 7/22/2031	EUR	100,000	116,189
TerraForm Global Operating LLC, 6.125%, 3/01/2026 (n)		$176,000	175,037
TerraForm Power Operating LLC, 5%, 1/31/2028 (n)		703,000	697,005
TerraForm Power Operating LLC, 4.75%, 1/15/2030 (n)		157,000	151,494
Xcel Energy, Inc., 4.6%, 6/01/2032		43,000	42,340
Xcel Energy, Inc., 5.6%, 4/15/2035		10,000	10,222
XPLR Infrastructure Operating Partners LP, 4.5%, 9/15/2027 (n)		361,000	354,065
XPLR Infrastructure Operating Partners LP, 7.25%, 1/15/2029 (n)		536,000	547,436
XPLR Infrastructure Operating Partners LP, 8.375%, 1/15/2031 (n)		306,000	319,994
XPLR Infrastructure Operating Partners LP, 8.625%, 3/15/2033 (n)		186,000	196,163
			$8,978,692
Utilities - Gas – 0.3%
EP Infrastructure A.S., 2.045%, 10/09/2028	EUR	709,000	$800,554
Utilities - Water – 0.0%
Severn Trent Utilities Finance PLC, 3.875%, 8/04/2035	EUR	100,000	$116,951
Total Bonds			$360,670,346
Common Stocks – 0.0%
Oil Services – 0.0%
LTRI Holdings LP (a)(u)		615	$92,133

	Strike Price	First Exercise
Warrants – 0.0%
Other Banks & Diversified Financials – 0.0%
Avation Capital S.A. (1 share for 1 warrant, Expiration 10/31/26) (a)	GBP 1.14	N/A	6,125	$3,642

Mutual Funds (h) – 4.9%
Money Market Funds – 4.9%
MFS Institutional Money Market Portfolio, 4.33% (v)	13,674,557	$13,675,925

Other Assets, Less Liabilities – (33.0)%		(92,880,550)
Net Assets – 100.0%		$281,561,496

(a)	Non-income producing security.
(d)	In default.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts and cleared swap agreements.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $13,675,925 and
$360,766,121, respectively.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $214,893,549, representing 76.3% of net assets.

(p)	Payment-in-kind (PIK) security for which interest income may be received in additional securities and/or cash.
(u)	The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy.
(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

(w)	When-issued security.

Portfolio of Investments (unaudited) – continued
(z)
Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Petra Diamonds US$ Treasury PLC, 9.75%, 3/08/2026	3/09/2021-6/22/2022	$302,454	$172,699
% of Net assets			0.1%

The following abbreviations are used in this report and are defined:
AGM	Assured Guaranty Municipal
CDO	Collateralized Debt Obligation
CFRR	China Fixing Repo Rate
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
CPI-U	Consumer Price Index - Urban Consumers
EURIBOR	Euro Interbank Offered Rate
FLR
Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.

HICP	Harmonized Index of Consumer Prices
ICE	Intercontinental Exchange
NPFG	National Public Finance Guarantee Corp.
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
UMBS	Uniform Mortgage-Backed Security
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Yuan Renminbi (Offshore)
CNY	China Yuan Renminbi
CZK	Czech Koruna
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ISK	Icelandic Krona
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
SGD	Singapore Dollar
THB	Thai Baht
UYU	Uruguayan Peso

Derivative Contracts at 8/31/25
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
AUD	836,349	USD	543,929	HSBC Bank	10/17/2025	$3,829
AUD	453,861	USD	295,382	State Street Corp.	10/17/2025	1,868
BRL	377,306	USD	69,422	Barclays Bank PLC	9/02/2025	168
BRL	1,547,373	USD	278,660	Barclays Bank PLC	11/28/2025	829

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts − continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives − continued
BRL	2,033,308	USD	354,569	Citibank N.A.	9/02/2025	$20,452
BRL	145,000	USD	26,138	Citibank N.A.	11/28/2025	53
CAD	92,899	USD	67,314	Citibank N.A.	10/17/2025	475
CNH	972,000	USD	136,177	HSBC Bank	10/17/2025	771
CNH	4,179,000	USD	584,131	Merrill Lynch International	10/17/2025	4,661
CZK	11,979,024	USD	569,350	Goldman Sachs International	10/17/2025	4,321
CZK	183,358	USD	8,658	Merrill Lynch International	10/17/2025	123
EUR	307,600	USD	360,549	Citibank N.A.	10/17/2025	325
EUR	671,993	USD	785,071	HSBC Bank	10/17/2025	3,307
EUR	269,155	USD	314,682	JPMorgan Chase Bank N.A.	10/17/2025	1,088
EUR	95,415	USD	110,948	Merrill Lynch International	10/17/2025	993
EUR	5,916,908	USD	6,915,145	State Street Corp.	10/17/2025	26,535
EUR	429,799	USD	503,352	UBS AG	10/17/2025	886
GBP	296,157	USD	399,677	Merrill Lynch International	10/17/2025	752
GBP	126,946	USD	169,240	State Street Corp.	10/17/2025	2,402
GBP	1,287,679	USD	1,734,722	UBS AG	10/17/2025	6,327
HUF	13,257,408	USD	38,472	Goldman Sachs International	10/17/2025	558
JPY	5,375,834	USD	36,671	JPMorgan Chase Bank N.A.	10/17/2025	89
JPY	125,151,334	USD	852,550	State Street Corp.	10/17/2025	3,216
JPY	2,975,355	USD	20,251	UBS AG	10/17/2025	94
MXN	5,290,080	USD	281,981	Goldman Sachs International	10/17/2025	142
MXN	13,402,559	USD	710,625	State Street Corp.	10/17/2025	4,142
NOK	14,107,112	USD	1,394,377	Citibank N.A.	10/17/2025	9,378
NOK	183,536	USD	18,233	Deutsche Bank AG	10/17/2025	30
USD	4,371,686	AUD	6,649,825	State Street Corp.	10/17/2025	16,461
USD	69,723	BRL	377,306	Barclays Bank PLC	9/02/2025	133
USD	375,739	BRL	2,033,308	Citibank N.A.	9/02/2025	718
USD	393,276	CAD	537,876	HSBC Bank	10/17/2025	783
USD	1,363,582	CAD	1,863,342	Merrill Lynch International	10/17/2025	3,886
USD	2,210,809	CAD	3,014,967	State Street Corp.	10/17/2025	10,765
USD	390,576	CHF	307,610	JPMorgan Chase Bank N.A.	10/17/2025	4,041
USD	320,726	CHF	252,551	State Street Corp.	10/17/2025	3,377
USD	180,267	CLP	172,845,939	Citibank N.A.	10/10/2025	1,473
USD	228,002	EUR	193,501	HSBC Bank	10/17/2025	988
USD	116,645	EUR	99,126	JPMorgan Chase Bank N.A.	10/17/2025	351
USD	682,409	EUR	579,608	State Street Corp.	10/17/2025	2,416
USD	510,101	GBP	374,696	Citibank N.A.	10/17/2025	3,480
USD	364,573	GBP	269,042	State Street Corp.	10/17/2025	805
USD	530,213	IDR	8,627,238,000	Citibank N.A.	10/31/2025	7,649
USD	1,995,768	JPY	291,180,630	HSBC Bank	10/17/2025	4,716
USD	2,496,402	JPY	364,221,459	JPMorgan Chase Bank N.A.	10/17/2025	5,908
USD	732,415	JPY	106,830,972	State Street Corp.	10/17/2025	1,920
USD	809,790	KRW	1,120,798,565	Citibank N.A.	10/21/2025	1,701
USD	1,655,986	KRW	2,291,536,227	JPMorgan Chase Bank N.A.	10/21/2025	3,800
USD	142,227	NZD	239,038	Deutsche Bank AG	10/17/2025	981
USD	110,552	NZD	185,864	HSBC Bank	10/17/2025	725
USD	15,109	SGD	19,286	State Street Corp.	10/17/2025	24
USD	366,751	THB	11,879,079	Barclays Bank PLC	10/17/2025	1,797
						$176,712
Liability Derivatives
AUD	594,595	USD	390,124	HSBC Bank	10/17/2025	$(701)
AUD	722,253	USD	474,047	JPMorgan Chase Bank N.A.	10/17/2025	(1,016)
AUD	11,430,545	USD	7,503,776	UBS AG	10/17/2025	(17,473)
BRL	1,547,373	USD	285,942	Barclays Bank PLC	9/02/2025	(546)

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts − continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Liability Derivatives − continued
BRL	863,241	USD	159,520	Citibank N.A.	9/02/2025	$(305)
CAD	1,599,955	USD	1,172,641	UBS AG	10/17/2025	(5,141)
CHF	151,595	USD	192,200	Barclays Bank PLC	10/17/2025	(1,710)
CNH	1,405,916	USD	198,151	Citibank N.A.	10/17/2025	(67)
EUR	49,983	USD	58,901	BNP Paribas	10/17/2025	(262)
EUR	30,790	USD	36,272	Goldman Sachs International	10/17/2025	(150)
EUR	1,907,608	USD	2,248,134	HSBC Bank	10/17/2025	(10,142)
EUR	795,295	USD	934,611	State Street Corp.	10/17/2025	(1,575)
GBP	74,527	USD	101,200	Citibank N.A.	10/17/2025	(433)
GBP	376,644	USD	512,903	JPMorgan Chase Bank N.A.	10/17/2025	(3,649)
GBP	100,462	USD	135,852	State Street Corp.	10/17/2025	(18)
IDR	9,024,714,573	USD	548,935	Barclays Bank PLC	10/31/2025	(2,295)
IDR	6,077,885,122	USD	375,155	Citibank N.A.	10/31/2025	(7,008)
JPY	248,859,907	USD	1,703,568	HSBC Bank	10/17/2025	(1,898)
JPY	37,535,097	USD	257,234	JPMorgan Chase Bank N.A.	10/17/2025	(575)
JPY	96,195,632	USD	659,496	State Street Corp.	10/17/2025	(1,724)
NZD	464,134	USD	279,436	HSBC Bank	10/17/2025	(5,181)
NZD	609,387	USD	365,815	State Street Corp.	10/17/2025	(5,731)
SGD	6,285	USD	4,923	Barclays Bank PLC	10/17/2025	(7)
THB	11,879,079	USD	366,367	Barclays Bank PLC	10/17/2025	(1,412)
USD	11,966	AUD	18,304	HSBC Bank	10/17/2025	(22)
USD	1,920,598	AUD	2,954,955	State Street Corp.	10/17/2025	(14,717)
USD	11,210,049	AUD	17,190,216	UBS AG	10/17/2025	(48,483)
USD	284,705	BRL	1,547,373	Barclays Bank PLC	9/02/2025	(691)
USD	67,948	BRL	377,306	Barclays Bank PLC	11/28/2025	(202)
USD	149,469	BRL	863,241	Citibank N.A.	9/02/2025	(9,747)
USD	756,363	CAD	1,038,496	State Street Corp.	10/17/2025	(1,434)
USD	199,637	CHF	159,217	Goldman Sachs International	10/17/2025	(431)
USD	180,595	CLP	176,445,826	Citibank N.A.	10/10/2025	(1,923)
USD	2,525,867	CNH	18,029,106	Barclays Bank PLC	10/17/2025	(14,307)
USD	1,052,826	CNH	7,514,221	BNP Paribas	10/17/2025	(5,875)
USD	182,330	CNH	1,304,740	Merrill Lynch International	10/17/2025	(1,498)
USD	1,052,677	CNH	7,514,221	State Street Corp.	10/17/2025	(6,023)
USD	273,872	CZK	5,746,672	Citibank N.A.	10/17/2025	(1,334)
USD	233,537	CZK	4,946,083	HSBC Bank	10/17/2025	(3,329)
USD	17,319,473	EUR	14,788,875	Barclays Bank PLC	10/17/2025	(30,745)
USD	6,065,087	EUR	5,176,271	Citibank N.A.	10/17/2025	(7,682)
USD	5,008,134	EUR	4,276,355	Deutsche Bank AG	10/17/2025	(8,860)
USD	1,001,966	EUR	857,231	HSBC Bank	10/17/2025	(3,730)
USD	551,624	EUR	472,049	State Street Corp.	10/17/2025	(2,182)
USD	2,422,514	GBP	1,797,864	Goldman Sachs International	10/17/2025	(8,349)
USD	3,424,987	GBP	2,542,470	HSBC Bank	10/17/2025	(12,646)
USD	1,368,458	GBP	1,015,742	State Street Corp.	10/17/2025	(4,911)
USD	163,945	JPY	24,091,397	HSBC Bank	10/17/2025	(788)
USD	1,180,086	JPY	172,874,620	JPMorgan Chase Bank N.A.	10/17/2025	(2,006)
USD	276,630	MXN	5,245,294	State Street Corp.	10/17/2025	(3,105)
USD	372,420	NOK	3,757,923	BNP Paribas	10/17/2025	(1,519)
USD	69,900	NOK	722,599	Citibank N.A.	10/17/2025	(2,003)
USD	359,385	NOK	3,624,133	Goldman Sachs International	10/17/2025	(1,241)
USD	113,650	NOK	1,167,647	HSBC Bank	10/17/2025	(2,539)
USD	1,031,373	NOK	10,491,242	Merrill Lynch International	10/17/2025	(12,578)
						$(283,919)

Portfolio of Investments (unaudited) – continued
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
Canadian Treasury Bond 10 yr	Long	CAD	16	$1,403,983	December – 2025	$5,662
Canadian Treasury Bond 5 yr	Long	CAD	38	3,162,355	December – 2025	8,648
Euro-Bund 10 yr	Short	EUR	5	757,803	September – 2025	748
Euro-Buxl 30 yr	Short	EUR	4	533,287	September – 2025	23,529
Euro-Schatz 2 yr	Short	EUR	123	15,405,687	September – 2025	51,570
Long Gilt 10 yr	Long	GBP	6	734,081	December – 2025	1,046
U.S. Treasury Note 2 yr	Long	USD	24	5,004,937	December – 2025	101
						$91,304
Liability Derivatives
Interest Rate Futures
Euro-Bobl 5 yr	Short	EUR	15	$2,061,247	September – 2025	$(212)
Euro-BTP 10 yr	Long	EUR	13	1,828,846	September – 2025	(9,882)
U.S. Treasury Bond 30 yr	Long	USD	2	228,500	December – 2025	(117)
U.S. Treasury Note 10 yr	Short	USD	109	12,262,500	December – 2025	(48,089)
U.S. Treasury Note 5 yr	Short	USD	175	19,157,031	December – 2025	(41,108)
U.S. Treasury Ultra Note 10 yr	Short	USD	52	5,949,125	December – 2025	(18,127)
						$(117,535)

Cleared Swap Agreements
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Asset Derivatives
Interest Rate Swaps
11/18/29	CNY	15,300,000	centrally cleared	1.6445% / Quarterly	CFRR / Quarterly	$4,501	$—	$4,501
Inflation Swaps
6/17/27	USD	3,900,000	centrally cleared	CPI-U / At Maturity	2.745% / At Maturity	$24,241	$—	$24,241
1/10/30	USD	3,400,000	centrally cleared	CPI-U / At Maturity	2.523% / At Maturity	37,270	—	37,270
3/13/30	USD	800,000	centrally cleared	CPI-U / At Maturity	2.463% / At Maturity	11,323	—	11,323
6/15/30	EUR	1,300,000	centrally cleared	HICP / At Maturity	1.8312% / At Maturity	4,482	—	4,482
						$77,316	$—	$77,316
						$81,817	$—	$81,817
Liability Derivatives
Interest Rate Swaps
12/13/29	CNY	4,800,000	centrally cleared	1.49% / Quarterly	CFRR / Quarterly	$(3,132)	$9	$(3,123)
At August 31, 2025, the fund had liquid securities with an aggregate value of $1,165,330 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
8/31/25 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial
Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Funds traded on a recognized securities exchange (such as Exchange Traded Funds or Closed End Funds) are generally valued at the official closing price on their primary market or exchange as provided by a third-party pricing service. If no sales are reported that day for these funds, generally they will be valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. Pricing services generally value debt instruments assuming orderly transactions of institutional round lot sizes, but a fund may hold or transact in such securities in smaller, odd lot sizes. In instances where a fund holds an odd lot size position in a debt instrument, such position will typically be valued using the pricing agent’s institutional round lot price for the debt instrument. Odd lots may trade at lower prices than institutional round lots, and the fund may receive different prices when it sells odd lot positions than it would receive for sales of institutional round lot positions. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts, forward foreign currency exchange contracts, and swap agreements. The following is a summary of the levels used as of August 31, 2025 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$—	$—	$92,133	$92,133
United Kingdom	—	3,642	—	3,642
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	—	55,328,525	—	55,328,525
Non - U.S. Sovereign Debt	—	61,825,331	—	61,825,331
Municipal Bonds	—	753,929	—	753,929
U.S. Corporate Bonds	—	177,331,738	—	177,331,738
Residential Mortgage-Backed Securities	—	7,210,653	—	7,210,653
Commercial Mortgage-Backed Securities	—	4,631,713	—	4,631,713
Asset-Backed Securities (including CDOs)	—	3,429,566	—	3,429,566
Foreign Bonds	—	50,158,891	—	50,158,891
Investment Companies	13,675,925	—	—	13,675,925
Total	$13,675,925	$360,673,988	$92,133	$374,442,046
Other Financial Instruments
Futures Contracts – Assets	$91,304	$—	$—	$91,304
Futures Contracts – Liabilities	(117,535)	—	—	(117,535)
Forward Foreign Currency Exchange Contracts – Assets	—	176,712	—	176,712
Forward Foreign Currency Exchange Contracts – Liabilities	—	(283,919)	—	(283,919)
Swap Agreements – Assets	—	81,817	—	81,817
Swap Agreements – Liabilities	—	(3,123)	—	(3,123)
For further information regarding security characteristics, see the Portfolio of Investments.
The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of level 3 securities held at the beginning and the end of the period.
Equity Securities
Balance as of 11/30/24	$139,956
Change in unrealized appreciation or depreciation	52,206
Partial liquidation proceeds	(100,029)
Balance as of 8/31/25	$92,133
The net change in unrealized appreciation or depreciation from investments held as level 3 at August 31, 2025 is $52,206. At August 31,
2025, the fund held one level 3 security.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the period ended August 31, 2025:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$7,654,771	$100,464,444	$94,443,802	$(361)	$873	$13,675,925

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$259,372	$—